UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04708

SUNAMERICA INCOME FUNDS

(Exact name of registrant as specified in charter)

Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: March 31

Date of reporting period: June 30, 2017

Item 1. Schedule of Investments.

AIG U.S. Government Securities Fund

PORTFOLIO OF INVESTMENTS — June 30, 2017 — (unaudited)

Security Description	Principal Amount	Value (Note 1)
U.S. GOVERNMENT AGENCIES — 67.0%
Federal Farm Credit Bank — 5.7%
1.38% due 03/26/2018 FRS	$9,435,000	$9,456,776

Federal Home Loan Bank — 15.2%
1.13% due 08/15/2019(1)	2,250,000	2,244,539
1.23% due 05/17/2018 FRS	15,000,000	15,020,235
1.38% due 03/09/2018	5,460,000	5,465,465
1.69% due 02/26/2021	480,000	473,247
2.14% due 12/05/2022	372,093	369,602
4.50% due 09/13/2019	1,490,000	1,585,667

		25,158,755

Federal Home Loan Mtg. Corp. — 7.3%
3.50% due 08/01/2030	3,421,473	3,570,456
3.50% due 12/01/2044	4,565,653	4,710,928
4.00% due 04/01/2034	1,733,018	1,840,567
Federal Home Loan Mtg. Corp. REMIC Series 3747, Class WA 3.50% due 10/15/2030(2)	1,912,304	1,992,250

		12,114,201

Federal National Mtg. Assoc. — 5.3%
1.00% due 03/28/2018	5,000,000	4,992,015
2.50% due 11/01/2027	3,648,636	3,691,929

		8,683,944

Government National Mtg. Assoc. — 33.5%
3.50% due 11/15/2041	488,014	507,035
3.50% due 03/15/2042	368,501	382,865
3.50% due 06/15/2042	1,895,561	1,969,222
3.50% due 07/15/2042	635,946	660,625
3.50% due 02/20/2045	1,070,062	1,109,517
4.00% due 03/15/2039	199,642	210,167
4.00% due 04/15/2039	131,671	139,284
4.00% due 06/15/2039	528,495	556,357
4.00% due 12/15/2039	271,422	285,731
4.00% due 08/15/2040	232,660	245,576
4.00% due 09/15/2040	370,923	391,076
4.00% due 11/15/2040	406,280	428,793
4.00% due 12/15/2040	768,833	810,925
4.00% due 02/15/2041	281,651	297,369
4.00% due 03/15/2041	199,594	210,718
4.00% due 07/15/2041	392,864	414,432
4.00% due 08/15/2041	899,456	948,724
4.00% due 09/15/2041	1,523,355	1,606,800
4.00% due 10/15/2041	593,835	626,264
4.00% due 11/15/2041	2,437,739	2,572,607
4.00% due 12/15/2041	961,385	1,014,068
4.00% due 01/15/2042	1,975,436	2,086,690
4.00% due 02/15/2042	1,067,575	1,126,587
4.00% due 03/15/2042	235,692	248,388
4.00% due 06/15/2042	432,032	455,648
4.50% due 05/15/2018	30,379	30,674
4.50% due 08/15/2018	34,702	35,078
4.50% due 09/15/2018	145,048	146,792
4.50% due 10/15/2018	193,209	195,736
4.50% due 09/15/2033	354,856	381,978
4.50% due 03/15/2039	99,367	106,509
4.50% due 04/15/2039	72,930	78,271
4.50% due 05/15/2039	370,799	398,530
4.50% due 06/15/2039	1,482,816	1,594,335
4.50% due 07/15/2039	706,178	759,033
4.50% due 09/15/2039	197,445	212,324
4.50% due 11/15/2039	204,244	219,422
4.50% due 12/15/2039	560,914	603,064
4.50% due 01/15/2040	259,596	278,798
4.50% due 02/15/2040	1,129,575	1,215,617
4.50% due 03/15/2040	686,949	738,146
4.50% due 04/15/2040	701,871	755,720
4.50% due 05/15/2040	277,895	299,862
4.50% due 06/15/2040	287,588	310,007
4.50% due 07/15/2040	461,807	495,366
4.50% due 08/15/2040	158,712	171,052
4.50% due 09/15/2040	175,041	189,326
4.50% due 11/15/2040	244,684	264,670
4.50% due 01/15/2041	178,445	191,447
4.50% due 02/15/2041	198,580	212,881
4.50% due 03/15/2041	1,388,220	1,496,160
4.50% due 04/15/2041	748,666	805,850
4.50% due 05/15/2041	209,773	226,049
4.50% due 06/15/2041	403,438	433,720
4.50% due 07/15/2041	162,116	173,768
4.50% due 08/15/2041	425,626	458,623
4.50% due 04/20/2044	793,520	843,802
5.00% due 04/15/2018	130,273	132,012
5.00% due 05/15/2018	6,737	6,816
5.00% due 08/15/2033	404,945	443,882
5.00% due 10/15/2033	691,130	758,728
5.00% due 05/15/2035	128,328	139,944
5.00% due 08/15/2035	377,607	415,176
5.00% due 03/15/2036	171,950	187,925
5.00% due 05/15/2036	93,025	102,251
5.00% due 09/15/2036	227,985	249,810
5.00% due 01/15/2037	203,705	223,695
5.00% due 02/15/2037	289,915	316,001
5.00% due 03/15/2037	50,123	54,693
5.00% due 04/15/2037	410,538	447,865
5.00% due 04/15/2038	516,623	567,293
5.00% due 05/15/2038	231,595	254,504
5.00% due 08/15/2038	692,265	761,725
5.00% due 01/15/2039	219,059	240,820
5.00% due 02/15/2039	116,322	127,531
5.00% due 03/15/2039	114,217	125,671
5.00% due 04/15/2039	125,438	136,927
5.00% due 07/20/2039	1,086,120	1,187,320
5.00% due 08/15/2039	301,780	331,634
5.00% due 09/20/2039	3,548,361	3,937,016
5.00% due 10/15/2039	743,774	816,022
5.00% due 11/15/2039	621,914	681,851
5.00% due 12/15/2039	537,180	589,982
5.00% due 04/15/2040	588,799	645,533
5.00% due 05/15/2040	1,078,155	1,182,639
5.00% due 07/20/2045	481,268	516,463
5.50% due 06/15/2033	716,288	804,271
5.50% due 07/15/2033	110,476	123,897

5.50% due 10/15/2033	174,573	196,443
5.50% due 01/15/2034	489,418	550,050
5.50% due 02/15/2034	255,132	289,534
5.50% due 04/20/2035	495,362	553,626
5.50% due 09/15/2035	438,212	503,549
5.50% due 10/15/2035	338,817	381,403
5.50% due 02/15/2038	157,842	177,297
5.50% due 04/15/2038	91,636	101,935
5.50% due 05/15/2038	100,477	111,770
5.50% due 09/15/2039	77,908	86,774
5.50% due 03/15/2040	143,468	160,829
5.50% due 08/15/2040	67,607	75,206
6.00% due 04/15/2028	160,627	182,795
6.00% due 08/15/2033	267,572	304,679
6.00% due 12/15/2033	91,685	103,358
6.00% due 07/15/2034	56,205	63,361
6.00% due 12/15/2034	38,674	43,598
6.00% due 09/20/2038	1,127,570	1,260,001
6.50% due 10/15/2031	72,077	79,854

		55,364,037

Total U.S. Government Agencies (cost $110,129,764)		110,777,713

U.S. GOVERNMENT TREASURIES — 32.0%
United States Treasury Bonds — 9.9%
2.50% due 02/15/2045	1,000,000	933,242
4.25% due 11/15/2040	8,000,000	10,053,128
4.75% due 02/15/2041	4,000,000	5,385,936

		16,372,306

United States Treasury Notes — 22.1%
1.38% due 05/31/2021	28,000,000	27,611,724
2.00% due 02/15/2025	5,000,000	4,931,445
2.00% due 08/15/2025	3,000,000	2,949,024
3.13% due 05/15/2019	1,000,000	1,032,266

		36,524,459

Total U.S. Government Treasuries (cost $48,992,663)		52,896,765

Total Long-Term Investment Securities (cost $159,122,427)		163,674,478

REPURCHASE AGREEMENTS — 0.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 06/30/2017, to be repurchased 07/03/2017 in the amount $1,385,014 collateralized by $1,360,000 of United States Treasury Bonds, bearing interest at 2.88% due 11/15/2044 and having an approximate value of $1,414,839 (cost $1,385,000)	1,385,000	1,385,000

TOTAL INVESTMENTS (cost $160,507,427)(3)	99.8%	165,059,478
Other assets less liabilities	0.2	271,305

NET ASSETS	100.0%	$165,330,783

(1)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of June 30, 2017.

(2)	Collateralized Mortgage Obligation

(3)	See Note 2 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Government Agencies	$—	$110,777,713	$—	$110,777,713
U.S. Government Treasuries	—	52,896,765	—	52,896,765
Repurchase Agreements	—	1,385,000	—	1,385,000

Total Investments at Value	$—	$165,059,478	$—	$165,059,478

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

AIG Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — June 30, 2017 — (unaudited)

Security Description	Principal Amount/ Shares**	Value (Note 1)
ASSET BACKED SECURITIES — 1.6%
Diversified Financial Services — 1.6%
American Express Credit Account Master Trust FRS Series 2014-1, Class A 1.53% due 12/15/2021	$ 49,000	$49,210
Capital One Multi-Asset Execution Trust Series 2016-A4, Class A4 1.33% due 06/15/2022	145,000	143,769
Carmax Auto Owner Trust Series 2016-3, Class A4 1.60% due 01/18/2022	150,000	148,429
Chase Issuance Trust Series 2016-A2, Class A 1.37% due 06/15/2021	200,000	198,711
Chase Mtg. Trust VRS Series 2016-2, Class M2 3.75% due 12/25/2045*(1)	409,243	415,000
Citibank Credit Card Issuance Trust Series 2017-A3, Class A3 1.92% due 04/07/2022	81,000	81,090
Citibank Credit Card Issuance Trust Series 2014-A6, Class A6 2.15% due 07/15/2021	226,000	227,838
Citibank Credit Card Issuance Trust Series 2014-A1, Class A1 2.88% due 01/23/2023	78,000	80,347
Citigroup Commercial Mtg. Trust Series 2016-SMPL, Class A 2.23% due 09/10/2031*(2)	163,000	161,123
Commercial Mtg. Trust Series 2016-787S, Class A 3.55% due 02/10/2036*(2)	329,000	338,620
Commercial Mtg. Trust VRS Series 2016-787S, Class B 3.96% due 02/10/2036*(2)	132,000	136,875
Core Industrial Trust Series 2015-CALW, Class A 3.04% due 02/10/2034*(2)	685,000	702,857
CSAIL Commercial Mtg. Trust Series 2016-C7, Class A5 3.50% due 11/15/2049(2)	100,000	101,904
Discover Card Execution Note Trust Series 2015-A4, Class A4 2.19% due 04/17/2023	117,000	117,959
Ford Credit Auto Owner Trust Series 2014-C, Class B 1.97% due 04/15/2020	81,000	81,208
Ford Credit Auto Owner Trust Series 2015-2, Class A 2.44% due 01/15/2027*	50,000	50,538
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(2)	102,000	103,837
Honda Auto Receivables Owner Trust Series 2016-2, Class A4 1.62% due 08/15/2022	104,000	103,675
Hudson Yards Mtg. Trust Series 2016-10HY, Class A 2.84% due 08/10/2038*(2)	1,295,000	1,263,609
JPMDB Commercial Mtg Securities Trust Series 2016-C2, Class A2 2.66% due 06/15/2049(2)	990,000	1,002,598
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% due 09/13/2031*(2)	185,000	182,987
Santander Drive Auto Receivables Trust Series 2014-5, Class C 2.46% due 06/15/2020	26,000	26,114
Synchrony Credit Card Master Note Trust Series 2016-2, Class A 2.21% due 05/15/2024	100,000	100,096

Total Asset Backed Securities (cost $5,917,610)		5,818,394

U.S. CORPORATE BONDS & NOTES — 42.8%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	133,000	140,052
Omnicom Group, Inc. Company Guar. Notes 3.60% due 04/15/2026	148,000	148,911

		288,963

Aerospace/Defense-Equipment — 0.5%
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	628,000	653,120
Orbital ATK, Inc. Company Guar. Notes 5.50% due 10/01/2023	115,000	121,037
Triumph Group, Inc. Company Guar. Notes 4.88% due 04/01/2021	240,000	238,500
Triumph Group, Inc. Company Guar. Notes 5.25% due 06/01/2022	513,000	509,794
United Technologies Corp. Senior Notes 1.90% due 05/04/2020	152,000	152,261
United Technologies Corp. Senior Notes 4.05% due 05/04/2047	111,000	113,698

		1,788,410

Agricultural Chemicals — 0.0%
Mosaic Co. Senior Notes 4.88% due 11/15/2041	64,000	60,039

Airlines — 0.4%
Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2018(3)	29,568	29,674

Atlas Air, Inc. Pass-Through Certs. Series 2000-1, Class B 9.06% due 01/02/2018(3)	98,151	99,132
Delta Air Lines, Inc. Senior Notes 2.88% due 03/13/2020	151,000	152,974
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	643,220	662,517
United Airlines Pass-Through Trust Pass-Through Certs. Series 2013-1, Class B 5.38% due 02/15/2023	424,251	444,933

		1,389,230

Appliances — 0.0%
Whirlpool Corp. Senior Notes 4.50% due 06/01/2046	104,000	108,605

Applications Software — 0.2%
Microsoft Corp. Senior Notes 4.10% due 02/06/2037	173,000	186,342
Nuance Communications, Inc. Company Guar. Notes 5.63% due 12/15/2026*	515,000	549,763

		736,105

Auction Houses/Art Dealers — 0.2%
KAR Auction Services, Inc. Senior Notes 5.13% due 06/01/2025*	725,000	738,594

Auto-Cars/Light Trucks — 0.7%
American Honda Finance Corp. Senior Notes 1.20% due 07/12/2019	218,000	215,915
American Honda Finance Corp. Senior Notes 2.00% due 02/14/2020	234,000	234,513
BMW US Capital LLC Company Guar. Notes 1.50% due 04/11/2019*	159,000	158,373
Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*	78,000	76,647
Daimler Finance North America LLC Company Guar. Notes 2.30% due 01/06/2020*	162,000	162,518
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	277,000	278,647
Ford Motor Credit Co. LLC Senior Notes 2.02% due 05/03/2019	129,000	128,800
Ford Motor Credit Co. LLC Senior Notes 3.10% due 05/04/2023	328,000	324,068
Hyundai Capital America Senior Notes 2.40% due 10/30/2018*	378,000	378,790
Toyota Motor Credit Corp. Senior Notes 1.70% due 01/09/2019	336,000	336,165
Toyota Motor Credit Corp. Senior Notes 2.00% due 10/24/2018	124,000	124,673

		2,419,109

Auto-Heavy Duty Trucks — 0.4%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	1,325,000	1,389,594

Banks-Commercial — 0.8%
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	366,000	380,214
Fifth Third Bank Senior Notes 1.63% due 09/27/2019	207,000	204,981
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020	460,000	471,795
First Tennessee Bank NA Senior Notes 2.95% due 12/01/2019	445,000	449,855
PNC Bank NA Senior Notes 2.00% due 05/19/2020	250,000	249,613
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	631,000	832,125
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022*	210,000	212,714

		2,801,297

Banks-Fiduciary — 0.2%
Bank of New York Mellon Corp. FRS Senior Notes 2.66% due 05/16/2023	105,000	105,333
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	575,000	599,522

		704,855

Banks-Super Regional — 0.2%
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	276,000	279,866

Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	155,000	162,350
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	27,000	27,335
Wells Fargo & Co. Sub. Notes 4.75% due 12/07/2046	123,000	131,324
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	35,000	38,163

		639,038

Batteries/Battery Systems — 0.3%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	896,000	921,760

Beverages-Non-alcoholic — 0.0%
Dr Pepper Snapple Group, Inc. Company Guar. Notes 4.50% due 11/15/2045*	77,000	81,360

Brewery — 0.2%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 1.90% due 02/01/2019	117,000	117,262
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	220,000	222,950
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	103,000	106,118
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	230,000	253,148
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	129,000	145,594

		845,072

Broadcast Services/Program — 0.2%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series A 6.50% due 11/15/2022	700,000	714,000

Building & Construction Products-Misc. — 0.2%
Owens Corning Company Guar. Notes 4.30% due 07/15/2047	300,000	288,607
Standard Industries, Inc. Senior Notes 5.00% due 02/15/2027*	479,000	488,580

		777,187

Building & Construction-Misc. — 0.3%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	1,089,000	1,059,053

Building Products-Air & Heating — 0.0%
Lennox International, Inc. Company Guar. Notes 3.00% due 11/15/2023	102,000	101,847

Building Products-Cement — 0.0%
Vulcan Materials Co. Senior Notes 3.90% due 04/01/2027	84,000	86,286

Building Products-Wood — 0.3%
Boise Cascade Co. Company Guar. Notes 5.63% due 09/01/2024*	855,000	880,650
Masco Corp. Senior Notes 4.45% due 04/01/2025	252,000	269,161
Masco Corp. Senior Notes 4.50% due 05/15/2047	110,000	110,503

		1,260,314

Building-Heavy Construction — 0.3%
Tutor Perini Corp. Company Guar. Notes 6.88% due 05/01/2025*	890,000	936,725

Building-Residential/Commercial — 0.6%
AV Homes, Inc. Senior Notes 6.63% due 05/15/2022*	575,000	592,969
Lennar Corp. Company Guar. Notes 4.13% due 01/15/2022	765,000	790,818
Lennar Corp. Company Guar. Notes 4.50% due 04/30/2024	558,000	576,749
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 03/15/2027	80,000	82,400

		2,042,936

Cable/Satellite TV — 1.2%
Block Communications, Inc. Senior Notes 6.88% due 02/15/2025*	703,000	753,968
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Notes 3.75% due 02/15/2028*	340,000	334,983
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	825,000	891,263
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047*	98,000	103,679

Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035		176,000	208,622
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045		62,000	74,413
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024		1,055,000	1,076,205
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021		629,000	698,190
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026		237,000	280,845

			4,422,168

Casino Hotels — 0.4%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. Sec. Notes 9.38% due 05/01/2022		670,000	726,950
Chester Downs & Marina LLC Senior Sec. Notes 9.25% due 02/01/2020*		700,000	721,000

			1,447,950

Cellular Telecom — 1.4%
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021		1,930,000	2,144,712
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023		2,557,000	2,940,550

			5,085,262

Chemicals-Diversified — 0.3%
Eastman Chemical Co. Senior Notes 1.88% due 11/23/2026	EUR	310,000	362,006
Hexion, Inc. Senior Sec. Notes 6.63% due 04/15/2020		845,000	771,063

			1,133,069

Chemicals-Specialty — 0.5%
Chemours Co. Company Guar. Notes 5.38% due 05/15/2027		700,000	722,673
International Flavors & Fragrances, Inc. Senior Notes 4.38% due 06/01/2047		78,000	79,412
Kraton Polymers LLC/Kraton Polymers Capital Corp. Company Guar. Notes 7.00% due 04/15/2025*		688,000	722,400
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034		133,000	175,293

			1,699,778

Coal — 0.3%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*		1,095,000	1,081,312

Coatings/Paint — 0.2%
RPM International, Inc. Senior Notes 3.75% due 03/15/2027		68,000	69,101
Sherwin-Williams Co. Senior Notes 2.25% due 05/15/2020		209,000	209,468
Sherwin-Williams Co. Senior Notes 2.75% due 06/01/2022		179,000	178,893
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047		107,000	112,118

			569,580

Commercial Services-Finance — 0.0%
Automatic Data Processing, Inc. Senior Notes 2.25% due 09/15/2020		94,000	95,163

Computer Services — 0.9%
Harland Clarke Holdings Corp. Senior Sec. Notes 8.38% due 08/15/2022*		865,000	921,225
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*		975,000	951,844
IBM Corp. Senior Notes 0.95% due 05/23/2025	EUR	450,000	508,180
Leidos Holdings, Inc. Company Guar. Notes 4.45% due 12/01/2020		679,000	709,555

			3,090,804

Computers — 1.2%
Apple, Inc. Senior Notes 0.88% due 05/24/2025	EUR	160,000	181,369

Apple, Inc. Senior Notes 1.38% due 05/24/2029	EUR	470,000	529,088
Apple, Inc. Senior Notes 2.85% due 05/06/2021		191,000	196,380
Apple, Inc. Senior Notes 2.85% due 02/23/2023		181,000	184,138
Apple, Inc. Senior Notes 3.00% due 06/20/2027		182,000	181,086
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*		1,760,000	1,938,656
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.10% due 07/15/2036*		393,000	493,961
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*		135,000	174,229
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035		323,000	349,248

			4,228,155

Computers-Integrated Systems — 0.0%
NCR Corp. Company Guar. Notes 5.00% due 07/15/2022		175,000	178,500

Computers-Memory Devices — 0.1%
Western Digital Corp. Company Guar. Notes 10.50% due 04/01/2024		430,000	507,262

Containers-Metal/Glass — 0.4%
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026		667,000	772,053
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*		565,000	602,431

			1,374,484

Containers-Paper/Plastic — 0.2%
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*		546,000	573,300

Cosmetics & Toiletries — 0.2%
First Quality Finance Co., Inc. Company Guar. Notes 5.00% due 07/01/2025*		548,000	558,960
Procter & Gamble Co. Senior Notes 1.70% due 11/03/2021		214,000	211,202

			770,162

Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Senior Notes 1.10% due 07/15/2024	EUR	100,000	113,012
Fidelity National Information Services, Inc. Senior Notes 4.50% due 08/15/2046		84,000	86,169
Fidelity National Information Services, Inc. Senior Notes 5.00% due 10/15/2025		94,000	104,968

			304,149

Diversified Banking Institutions — 1.8%
Bank of America Corp. Senior Notes 2.50% due 07/27/2020	EUR	450,000	548,754
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025		108,000	109,430
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027		296,000	301,057
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026		82,000	84,442
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025		396,000	412,593
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027		453,000	471,128
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033		108,000	129,066
Goldman Sachs Group, Inc. Senior Notes 2.13% due 09/30/2024	EUR	400,000	480,464
Goldman Sachs Group, Inc. Senior Notes 2.63% due 08/19/2020	EUR	275,000	336,272
Goldman Sachs Group, Inc. FRS Senior Notes 2.91% due 06/05/2023		222,000	221,560
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023		98,000	101,148
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033		338,000	422,568
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037		171,000	221,965

JPMorgan Chase & Co. Senior Notes 2.70% due 05/18/2023		28,000	27,693
JPMorgan Chase & Co. Senior Notes 2.75% due 06/23/2020		236,000	239,943
JPMorgan Chase & Co. Senior Notes 3.20% due 01/25/2023		307,000	313,008
Morgan Stanley Senior Notes 1.75% due 03/11/2024	EUR	350,000	412,747
Morgan Stanley Senior Notes 2.38% due 03/31/2021	EUR	350,000	427,902
Morgan Stanley Senior Notes 2.75% due 05/19/2022		299,000	298,935
Morgan Stanley Senior Notes 2.80% due 06/16/2020		114,000	115,657
Morgan Stanley Sub. Notes 4.10% due 05/22/2023		308,000	321,540
Morgan Stanley Sub. Notes 5.00% due 11/24/2025		450,000	489,356

			6,487,228

Diversified Financial Services — 0.1%
USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*		270,000	270,936

Diversified Manufacturing Operations — 0.2%
Illinois Tool Works, Inc. Senior Notes 2.65% due 11/15/2026		163,000	159,179
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043		198,000	249,447
Textron, Inc. Senior Notes 3.65% due 03/15/2027		120,000	120,468
Textron, Inc. Senior Notes 4.00% due 03/15/2026		157,000	161,221
Trinity Industries, Inc. Company Guar. Notes 4.55% due 10/01/2024		184,000	185,744

			876,059

E-Commerce/Products — 0.1%
eBay, Inc. Senior Notes 3.60% due 06/05/2027		218,000	215,451

Electric Products-Misc. — 0.1%
WESCO Distribution, Inc. Company Guar. Notes 5.38% due 06/15/2024		451,000	470,731

Electric-Generation — 0.1%
Basin Electric Power Cooperative 1st Mtg. Notes 4.75% due 04/26/2047*		322,000	334,960

Electric-Integrated — 0.7%
Dominion Energy, Inc. Junior Sub. Notes 2.58% due 07/01/2020		105,000	105,543
Dominion Resources, Inc. Junior Sub. Notes 2.96% due 07/01/2019		67,000	68,002
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033		405,000	455,252
Duke Energy Progress LLC 1st Mtg. Notes 2.80% due 05/15/2022		157,000	160,132
Exelon Corp. Junior Sub. Notes 3.50% due 06/01/2022		194,000	198,198
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020		166,000	168,560
FirstEnergy Corp. Senior Notes Series B 3.90% due 07/15/2027		95,000	95,304
FirstEnergy Corp. Senior Notes Series C 4.85% due 07/15/2047		111,000	112,610
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031		283,000	372,330
Great Plains Energy, Inc. Senior Notes 4.85% due 04/01/2047		163,000	167,725
Massachusetts Electric Co. Notes 4.00% due 08/15/2046*		264,000	266,413
Pacific Gas & Electric Co. Senior Notes 4.00% due 12/01/2046		167,000	171,870
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065		112,000	123,722
Southern Power Co. Senior Notes 4.95% due 12/15/2046		7,000	7,229

Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	20,000	20,740

		2,493,630

Electric-Transmission — 0.0%
AEP Transmission Co. LLC Senior Notes 4.00% due 12/01/2046	49,000	50,622

Electronic Components-Misc. — 0.0%
Corning, Inc. Senior Notes 1.50% due 05/08/2018	124,000	123,934

Electronic Components-Semiconductors — 0.1%
Intel Corp. Senior Notes 2.35% due 05/11/2022	449,000	450,048

Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc. Senior Notes 3.88% due 01/12/2028	54,000	53,550
Ingram Micro, Inc. Senior Notes 5.45% due 12/15/2024	149,000	153,105

		206,655

Energy-Alternate Sources — 0.5%
Pattern Energy Group, Inc. Company Guar. Notes 5.88% due 02/01/2024*	1,060,000	1,115,650
TerraForm Power Operating LLC Company Guar. Notes 6.38% due 02/01/2023*	650,000	676,000

		1,791,650

Enterprise Software/Service — 0.6%
Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024	1,351,000	1,432,060
Oracle Corp. Senior Notes 1.90% due 09/15/2021	219,000	217,074
Oracle Corp. Senior Notes 3.85% due 07/15/2036	376,000	388,694
Oracle Corp. Senior Notes 3.90% due 05/15/2035	51,000	52,554

		2,090,382

Finance-Auto Loans — 1.0%
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	2,045,000	2,152,362
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023	1,435,000	1,492,400

		3,644,762

Finance-Consumer Loans — 0.8%
Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021	1,126,000	1,171,040
Navient Corp. Senior Notes 5.63% due 08/01/2033	611,000	510,368
Springleaf Finance Corp. Company Guar. Notes 6.13% due 05/15/2022	1,070,000	1,128,850

		2,810,258

Finance-Credit Card — 0.3%
Alliance Data Systems Corp. Company Guar. Notes 5.88% due 11/01/2021*	750,000	776,250
American Express Credit Corp. Senior Notes 2.25% due 05/05/2021	224,000	223,654

		999,904

Finance-Investment Banker/Broker — 0.3%
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(3)(4)	280,000	28
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(3)(4)	361,000	36
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	740,000	769,600
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	151,000	154,517
TD Ameritrade Holding Corp. Senior Notes 3.30% due 04/01/2027	133,000	132,833

		1,057,014

Finance-Leasing Companies — 0.0%
International Lease Finance Corp. Senior Notes 5.88% due 08/15/2022	145,000	163,699

Finance-Mortgage Loan/Banker — 0.3%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	1,050,000	1,084,125

Finance-Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.00% due 01/27/2020	207,000	207,568

National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.30% due 11/01/2020	90,000	90,105
National Rural Utilities Cooperative Finance Corp. Collateral Trust Notes 2.40% due 04/25/2022	241,000	242,124

		539,797

Food-Meat Products — 0.1%
Smithfield Foods, Inc. Company Guar. Notes 4.25% due 02/01/2027*	58,000	59,336
Tyson Foods, Inc. Senior Notes 3.55% due 06/02/2027	144,000	145,680

		205,016

Food-Misc./Diversified — 0.1%
Conagra Brands, Inc. Senior Notes 3.20% due 01/25/2023	83,000	83,659
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	216,000	231,507

		315,166

Food-Retail — 0.3%
Albertsons Cos. LLC/Safeway, Inc. Senior Notes 5.75% due 03/15/2025*	950,000	883,500
Kroger Co. Senior Notes 4.45% due 02/01/2047	55,000	53,015

		936,515

Food-Wholesale/Distribution — 0.1%
C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*	475,000	467,875

Gambling (Non-Hotel) — 0.5%
Mohegan Tribal Gaming Authority Company Guar. Notes 7.88% due 10/15/2024*	690,000	717,600
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022	1,125,000	1,233,281
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014†*(3)(4)	478,062	6,789

		1,957,670

Gas-Distribution — 0.1%
Atmos Energy Corp. Senior Notes 3.00% due 06/15/2027	54,000	53,641
Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043	136,000	143,700
NiSource Finance Corp. Company Guar. Notes 3.49% due 05/15/2027	151,000	152,039
NiSource Finance Corp. Company Guar. Notes 4.38% due 05/15/2047	72,000	74,238
Sempra Energy Senior Notes 3.25% due 06/15/2027	113,000	111,354

		534,972

Hazardous Waste Disposal — 0.2%
Clean Harbors, Inc. Company Guar. Notes 5.13% due 06/01/2021	543,000	554,539

Home Furnishings — 0.2%
Tempur Sealy International, Inc. Company Guar. Notes 5.50% due 06/15/2026	725,000	736,781

Hotels/Motels — 0.2%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Company Guar. Notes 6.13% due 12/01/2024*	685,000	746,650

Independent Power Producers — 0.4%
Dynegy, Inc. Company Guar. Notes 8.00% due 01/15/2025*	715,000	693,550
NRG Yield Operating LLC Company Guar. Notes 5.00% due 09/15/2026	725,000	737,687

		1,431,237

Industrial Gases — 0.0%
Airgas, Inc. Company Guar. Notes 3.05% due 08/01/2020	62,000	63,534

Insurance-Life/Health — 0.2%
Aflac, Inc. Senior Notes 4.00% due 10/15/2046	108,000	106,413
Brighthouse Financial, Inc. Company Guar. Notes 4.70% due 06/22/2047*	164,000	161,907
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	159,000	172,318
Pricoa Global Funding I Senior Sec. Notes 1.35% due 08/18/2017*	194,000	193,958
Unum Group Senior Notes 5.75% due 08/15/2042	68,000	80,645

		715,241

Insurance-Multi-line — 0.3%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034		168,000	208,041
MetLife, Inc. Senior Notes 4.60% due 05/13/2046		102,000	112,231
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*		809,000	815,772

			1,136,044

Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*		130,000	131,493
Massachusetts Mutual Life Insurance Co. Sub. Notes 4.90% due 04/01/2077*		34,000	36,349
MassMutual Global Funding II Senior Sec. Notes 2.50% due 10/17/2022*		145,000	144,483
New York Life Global Funding Sec. Notes 2.10% due 01/02/2019*		227,000	228,096

			540,421

Insurance-Reinsurance — 0.1%
Berkshire Hathaway, Inc. Senior Notes 1.15% due 08/15/2018		148,000	147,468
RenaissanceRe Finance, Inc. Company Guar. Notes 3.45% due 07/01/2027		54,000	53,100

			200,568

Internet Connectivity Services — 0.4%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*		687,000	721,350
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.38% due 05/15/2025		685,000	739,368

			1,460,718

Internet Content-Entertainment — 0.3%
Netflix, Inc. Senior Notes 5.88% due 02/15/2025		851,000	942,483

Internet Security — 0.1%
VeriSign, Inc. Senior Notes 4.75% due 07/15/2027*		536,000	542,030

Investment Management/Advisor Services — 0.3%
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance Senior Notes 5.00% due 08/01/2021*		1,106,000	1,115,318

Machinery-Construction & Mining — 0.4%
Caterpillar Financial Services Corp. Senior Notes 3.30% due 06/09/2024		596,000	614,683
Terex Corp. Company Guar. Notes 5.63% due 02/01/2025*		734,000	755,103

			1,369,786

Machinery-Farming — 0.0%
CNH Industrial Capital LLC Company Guar. Notes 4.38% due 04/05/2022		103,000	107,790

Machinery-General Industrial — 0.0%
Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026		56,000	57,537

Marine Services — 0.2%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 8.00% due 05/15/2022*		730,000	743,688

Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022		65,000	66,337

Medical Products — 0.2%
Becton Dickinson and Co. Senior Notes 0.37% due 06/06/2019	EUR	335,000	383,795
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027		240,000	240,759
Becton Dickinson and Co. Senior Notes 4.67% due 06/06/2047		183,000	190,242

			814,796

Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 2.00% due 02/25/2026	EUR	100,000	121,019
Amgen, Inc. Senior Notes 2.65% due 05/11/2022		192,000	192,641
Amgen, Inc. Senior Notes 4.40% due 05/01/2045		77,000	79,091
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022		162,000	167,756
Celgene Corp. Senior Notes 3.63% due 05/15/2024		154,000	159,521

Gilead Sciences, Inc. Senior Notes 4.00% due 09/01/2036	58,000	57,674

		777,702

Medical-Drugs — 0.1%
Forest Laboratories LLC Company Guar. Notes 4.88% due 02/15/2021*	122,000	131,261
Johnson & Johnson Senior Notes 3.63% due 03/03/2037	126,000	131,756

		263,017

Medical-HMO — 0.3%
Centene Corp. Senior Notes 4.75% due 01/15/2025	540,000	554,850
UnitedHealth Group, Inc. Senior Notes 1.40% due 12/15/2017	213,000	212,937
UnitedHealth Group, Inc. Senior Notes 2.13% due 03/15/2021	155,000	154,614

		922,401

Medical-Hospitals — 1.2%
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	685,000	707,160
CHS/Community Health Systems, Inc. Company Guar. Notes 7.13% due 07/15/2020	750,000	730,313
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	719,000	775,441
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	1,128,000	1,153,380
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024*	424,000	424,530
THC Escrow Corp. III Senior Sec. Notes 4.63% due 07/15/2024*	620,000	621,674

		4,412,498

Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 3.41% due 06/15/2027	166,000	166,383
Cardinal Health, Inc. Senior Notes 4.37% due 06/15/2047	116,000	119,862

		286,245

Metal Processors & Fabrication — 0.4%
Grinding Media, Inc./MC Grinding Media Canada, Inc. Senior Sec. Notes 7.38% due 12/15/2023*	805,000	875,437
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	300,000	309,000
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	396,000	415,800

		1,600,237

Metal-Diversified — 0.0%
Glencore Funding LLC Company Guar. Notes 4.00% due 03/27/2027*	148,000	145,617

Metal-Iron — 0.2%
Cliffs Natural Resources, Inc. Company Guar. Bonds 5.75% due 03/01/2025*	749,000	705,933

Mining — 0.0%
Renco Metals, Inc. Escrow Notes 11.50% due 07/01/2003†(3)(4)	500,000	112,500

Multimedia — 0.1%
Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045	167,000	171,957
Viacom, Inc. Senior Notes 5.25% due 04/01/2044	56,000	56,080
Viacom, Inc. Senior Notes 5.85% due 09/01/2043	78,000	84,232
Walt Disney Co. Senior Notes 1.65% due 01/08/2019	76,000	76,167

		388,436

Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	243,000	244,970
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	173,000	173,935

		418,905

Office Automation & Equipment — 0.2%
CDW LLC/CDW Finance Corp. Company Guar. Notes 5.00% due 09/01/2025	565,000	586,188

Oil Companies-Exploration & Production — 2.5%
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	257,000	302,513
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023	850,000	818,125
Cimarex Energy Co. Senior Notes 3.90% due 05/15/2027	80,000	80,438
Concho Resources, Inc. Company Guar. Notes 4.38% due 01/15/2025	164,000	167,280
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	590,000	578,937
Denbury Resources, Inc. Sec. Notes 9.00% due 05/15/2021*	1,255,000	1,195,387
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 8.00% due 11/29/2024*	810,000	807,975
Hess Corp. Senior Notes 4.30% due 04/01/2027	105,000	102,562
Hess Corp. Senior Notes 5.60% due 02/15/2041	191,000	187,766
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	1,060,000	975,200
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	206,000	227,324
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	559,000	578,565
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	35,000	35,946
RSP Permian, Inc. Company Guar. Notes 5.25% due 01/15/2025*	600,000	600,750
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023	931,000	744,800
SM Energy Co. Senior Notes 5.63% due 06/01/2025	906,000	817,665
WPX Energy, Inc. Senior Notes 7.50% due 08/01/2020	750,000	787,500

		9,008,733

Oil Companies-Integrated — 0.2%
Chevron Corp. Senior Notes 1.37% due 03/02/2018	245,000	244,937
Chevron Corp. Senior Notes 1.96% due 03/03/2020	135,000	135,409
Chevron Corp. Senior Bonds 1.99% due 03/03/2020	123,000	123,321
Chevron Corp. Senior Notes 2.50% due 03/03/2022	94,000	94,879
Exxon Mobil Corp. Senior Notes 1.31% due 03/06/2018	151,000	150,909

		749,455

Oil Field Machinery & Equipment — 0.2%
Forum Energy Technologies, Inc. Company Guar. Notes 6.25% due 10/01/2021	610,000	594,750

Oil Refining & Marketing — 0.5%
Murphy Oil USA, Inc. Company Guar. Notes 5.63% due 05/01/2027	725,000	754,000
PBF Holding Co. LLC/PBF Finance Corp. Senior Sec. Notes 7.00% due 11/15/2023	317,000	312,245
PBF Holding Co. LLC/PBF Finance Corp. Company Guar. Notes 7.25% due 06/15/2025*	880,000	848,100

		1,914,345

Oil-Field Services — 0.4%
Bristow Group, Inc. Company Guar. Notes 6.25% due 10/15/2022	1,180,000	743,400
Halliburton Co. Senior Notes 4.85% due 11/15/2035	56,000	59,870
SESI LLC Company Guar. Notes 7.13% due 12/15/2021	548,000	521,970

		1,325,240

Paper & Related Products — 0.6%
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	197,000	212,943
Georgia-Pacific LLC Senior Notes 3.60% due 03/01/2025*	372,000	383,211
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	508,000	532,701
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	208,000	227,546

International Paper Co. Senior Notes 4.40% due 08/15/2047	41,000	41,267
International Paper Co. Senior Notes 5.00% due 09/15/2035	80,000	87,492
P.H. Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	620,000	633,950

		2,119,110

Pharmacy Services — 0.1%
Express Scripts Holding Co. Company Guar. Notes 3.00% due 07/15/2023	81,000	80,443
Express Scripts Holding Co. Company Guar. Notes 4.80% due 07/15/2046	124,000	126,129

		206,572

Pipelines — 2.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.38% due 09/15/2024*	507,000	518,407
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 7.00% due 06/30/2024	1,240,000	1,379,500
Columbia Pipeline Group, Inc. Company Guar. Notes 2.45% due 06/01/2018	45,000	45,206
Enable Midstream Partners LP Senior Notes 5.00% due 05/15/2044	80,000	74,954
Enbridge Energy Partners LP Senior Notes 7.38% due 10/15/2045	108,000	137,541
Energy Transfer Partners LP Senior Notes 4.90% due 03/15/2035	87,000	84,599
Energy Transfer Partners LP Senior Notes 6.05% due 06/01/2041	22,000	23,402
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	277,000	309,779
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	143,000	148,780
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	141,000	130,851
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	847,000	802,532
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	532,000	521,360
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	672,000	698,880
Kinder Morgan Energy Partners LP Company Guar. Notes 4.70% due 11/01/2042	120,000	113,290
Kinder Morgan Energy Partners LP Company Guar. Notes 5.63% due 09/01/2041	70,000	72,215
Kinder Morgan, Inc. Company Guar. Notes 5.55% due 06/01/2045	14,000	14,836
MPLX LP Senior Notes 4.13% due 03/01/2027	106,000	106,361
ONEOK, Inc. Senior Notes 6.00% due 06/15/2035	56,000	60,273
Phillips 66 Partners LP Senior Notes 4.90% due 10/01/2046	66,000	64,971
SemGroup Corp./Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	731,000	703,587
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	742,000	741,072
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 5.50% due 09/15/2024*	1,148,000	1,162,350
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.13% due 10/15/2021	1,116,000	1,160,640
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026	153,000	156,616
Williams Partners LP Senior Notes 3.75% due 06/15/2027	121,000	119,769
Williams Partners LP Senior Notes 5.10% due 09/15/2045	260,000	269,361

		9,621,132

Platinum — 0.2%
Stillwater Mining Co. Company Guar. Notes 7.13% due 06/27/2025*	560,000	551,174

Power Converter/Supply Equipment — 0.0%
Hubbell, Inc. Senior Notes 3.35% due 03/01/2026		139,000	139,174

Precious Metals — 0.2%
Coeur Mining, Inc. Company Guar. Notes 5.88% due 06/01/2024*		730,000	708,100

Racetracks — 0.1%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026		490,000	535,222

Radio — 0.4%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*		1,415,000	1,464,525

Real Estate Investment Trusts — 1.3%
American Tower Corp. Senior Notes 1.38% due 04/04/2025	EUR	350,000	393,418
American Tower Corp. Senior Notes 3.13% due 01/15/2027		90,000	86,384
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025		869,000	895,070
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*		720,000	746,100
iStar, Inc. Senior Notes 6.00% due 04/01/2022		1,035,000	1,060,875
Select Income REIT Senior Notes 4.25% due 05/15/2024		90,000	89,195
Simon Property Group LP Senior Notes 4.25% due 11/30/2046		100,000	99,804
Starwood Property Trust, Inc. Senior Notes 5.00% due 12/15/2021*		1,238,000	1,287,520

			4,658,366

Real Estate Management/Services — 0.5%
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024		905,000	933,281
Realogy Group LLC/Realogy Co-Issuer Corp. Company Guar. Notes 4.88% due 06/01/2023*		865,000	871,488

			1,804,769

Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 4.20% due 11/01/2046*		231,000	217,440

Resort/Theme Parks — 0.2%
Six Flags Entertainment Corp. Company Guar. Notes 4.88% due 07/31/2024*		710,000	714,345

Retail-Apparel/Shoe — 0.0%
Coach, Inc. Senior Notes 3.00% due 07/15/2022		103,000	101,555

Retail-Appliances — 0.4%
Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022		1,585,000	1,464,144

Retail-Building Products — 0.0%
Home Depot, Inc. Senior Notes 3.90% due 06/15/2047		120,000	121,647

Retail-Discount — 0.1%
Costco Wholesale Corp. Senior Notes 2.25% due 02/15/2022		260,000	260,426

Retail-Drug Store — 0.1%
CVS Pass-Through Trust Pass-Through Certs. 4.70% due 01/10/2036*		137,382	145,322
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*		111,161	126,312
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*		177,727	203,745

			475,379

Retail-Misc./Diversified — 0.1%
FirstCash, Inc. Company Guar. Notes 5.38% due 06/01/2024*		470,000	490,563

Retail-Restaurants — 0.5%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*		950,000	945,250
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 4.75% due 06/01/2027*		735,000	750,619
McDonald’s Corp. Senior Notes 4.70% due 12/09/2035		25,000	27,592

			1,723,461

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(3)(4)(5)(6)		100,000	0

Satellite Telecom — 0.2%
Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026		705,000	757,875

Savings & Loans/Thrifts — 0.5%
Astoria Financial Corp. Senior Notes 3.50% due 06/08/2020		158,000	158,860
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020		902,000	1,007,516
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021		539,000	636,673

			1,803,049

Semiconductor Components-Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 2.10% due 05/20/2020		164,000	164,750
QUALCOMM, Inc. Senior Notes 4.30% due 05/20/2047		76,000	77,635

			242,385

Semiconductor Equipment — 0.0%
Applied Materials, Inc. Senior Notes 4.35% due 04/01/2047		90,000	95,527

Steel-Producers — 0.2%
AK Steel Corp. Senior Sec. Notes 7.50% due 07/15/2023		710,000	766,800

Telecom Services — 0.2%
Embarq Corp. Senior Notes 8.00% due 06/01/2036		815,000	823,150

Telecommunication Equipment — 0.2%
Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*		782,000	818,168

Telephone-Integrated — 1.0%
AT&T, Inc. Senior Notes 2.35% due 09/04/2029	EUR	300,000	338,297
AT&T, Inc. Senior Notes 3.00% due 06/30/2022		340,000	340,176
AT&T, Inc. Senior Notes 3.15% due 09/04/2036	EUR	425,000	479,938
AT&T, Inc. Senior Notes 3.55% due 09/14/2037	GBP	255,000	322,673
AT&T, Inc. Senior Notes 4.35% due 06/15/2045		227,000	210,682
AT&T, Inc. Senior Notes 4.50% due 05/15/2035		278,000	273,494
AT&T, Inc. Senior Notes 4.75% due 05/15/2046		25,000	24,515
AT&T, Inc. Senior Notes 5.25% due 03/01/2037		114,000	121,453
AT&T, Inc. Senior Notes 5.80% due 02/15/2019		98,000	103,959
CenturyLink, Inc. Senior Notes 5.63% due 04/01/2025		659,000	657,899
Verizon Communications, Inc. Senior Notes 3.00% due 11/01/2021		306,000	310,052
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034		112,000	110,976
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055		168,000	157,280
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037		270,000	290,247

			3,741,641

Television — 0.1%
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027		430,000	477,300
CBS Corp. Company Guar. Notes 3.38% due 02/15/2028		54,000	52,925

			530,225

Transport-Equipment & Leasing — 0.1%
GATX Corp. Senior Notes 3.25% due 09/15/2026		72,000	69,477
GATX Corp. Senior Notes 3.85% due 03/30/2027		109,000	109,699

			179,176

Transport-Rail — 0.0%
Burlington Northern Santa Fe LLC Senior Notes 3.90% due 08/01/2046		77,000	78,309
CSX Corp. Senior Notes 4.25% due 11/01/2066		79,000	77,875

			156,184

Transport-Services — 0.1%
United Parcel Service, Inc. Senior Notes 2.35% due 05/16/2022		197,000	197,651

Travel Services — 0.2%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*		610,000	635,925

Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.38% due 02/01/2022*		95,000	97,316

Wire & Cable Products — 0.2%
General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022		740,000	740,000

Total U.S. Corporate Bonds & Notes (cost $151,694,113)			155,550,412

FOREIGN CORPORATE BONDS & NOTES — 20.5%
Aerospace/Defense — 0.1%
Embraer Netherlands Finance BV Company Guar. Notes 5.05% due 06/15/2025		280,000	291,900

Aerospace/Defense-Equipment — 0.1%
Airbus SE Senior Notes 3.95% due 04/10/2047*		207,000	212,525

Agricultural Chemicals — 0.2%
Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*		730,000	751,900

Airport Development/Maintenance — 0.1%
Heathrow Funding, Ltd. Senior Sec. Notes 1.88% due 05/23/2022	EUR	290,000	351,935

Appliances — 0.1%
Arcelik AS Senior Notes 5.00% due 04/03/2023		200,000	202,981

Auto-Cars/Light Trucks — 0.3%
RCI Banque SA Senior Notes 2.25% due 03/29/2021	EUR	350,000	425,892
Volkswagen International Finance NV Company Guar. Notes 1.88% due 03/30/2027	EUR	500,000	570,315

			996,207

Auto/Truck Parts & Equipment-Original — 0.1%
Tenedora Nemak SA de CV Senior Notes 5.50% due 02/28/2023		530,000	544,575

Banks-Commercial — 2.8%
ABN AMRO Bank NV Senior Notes 2.50% due 11/29/2023	EUR	200,000	254,042
ABN AMRO Bank NV Sub. Notes 7.13% due 07/06/2022	EUR	360,000	528,513
Akbank TAS Senior Notes 5.13% due 03/31/2025		380,000	370,690
Banco de Credito del Peru/Panama Senior Notes 5.38% due 09/16/2020		200,000	218,000
Banco Macro SA VRS Sub. Notes 6.75% due 11/04/2026*		200,000	208,000
Bank of China, Ltd. Sub. Notes 5.00% due 11/13/2024		540,000	578,931
Barclays Bank PLC Sub. Notes 6.63% due 03/30/2022	EUR	350,000	495,154
BPCE SA Senior Notes 2.88% due 01/16/2024	EUR	200,000	259,104
BPCE SA Senior Notes 3.00% due 05/22/2022*		340,000	342,957
Credit Suisse AG Senior Notes 3.00% due 10/29/2021		254,000	258,837
Credit Suisse AG VRS Sub. Notes 5.75% due 09/18/2025	EUR	550,000	708,012
Danske Bank A/S VRS Sub. Notes 3.88% due 10/04/2023	EUR	300,000	357,426
Dexia Credit Local SA Government Guar. Notes 2.25% due 02/18/2020*		355,000	355,665
HBOS PLC Sub. Notes 5.37% due 06/30/2021	EUR	600,000	803,992
HSBC Bank PLC VRS Sub. Notes 5.00% due 03/20/2023	GBP	400,000	534,020
ICICI Bank, Ltd. Senior Notes 5.75% due 11/16/2020		200,000	218,360
Intesa Sanpaolo SpA Senior Notes 1.13% due 01/14/2020	EUR	400,000	466,989
Intesa Sanpaolo SpA Sub. Notes 6.63% due 09/13/2023	EUR	285,000	399,439
Mizuho Bank, Ltd. Company Guar. Notes 2.15% due 10/20/2018*		15,000	15,021
Mizuho Bank, Ltd. Company Guar. Notes 2.45% due 04/16/2019*		500,000	502,671

PKO Bank Polski SA Via PKO Finance AB Senior Notes 4.63% due 09/26/2022		200,000	213,514
Santander Issuances SAU Company Guar. Notes 3.25% due 04/04/2026	EUR	400,000	487,031
Shinhan Bank Sub. Bonds 3.88% due 03/24/2026*		200,000	201,210
Standard Chartered PLC Sub. Notes 3.13% due 11/19/2024	EUR	550,000	674,308
Toronto-Dominion Bank Senior Notes 1.80% due 07/13/2021		219,000	214,536
Toronto-Dominion Bank VRS Sub. Notes 3.63% due 09/15/2031		106,000	105,171
Union National Bank PJSC Senior Notes 2.75% due 10/05/2021		200,000	195,500
Westpac Banking Corp. VRS Sub. Notes 4.32% due 11/23/2031		101,000	103,518

			10,070,611

Banks-Money Center — 0.1%
Lloyds Bank PLC Sub. Notes 9.63% due 04/06/2023	GBP	175,000	313,425

Banks-Special Purpose — 0.1%
Nederlandse Waterschapsbank NV Senior Notes 1.13% due 01/28/2019	EUR	300,000	350,945

Beverages-Non-alcoholic — 0.1%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018		292,000	293,455

Beverages-Wine/Spirits — 0.1%
Diageo Capital PLC Company Guar. Notes 5.75% due 10/23/2017		262,000	265,372

Brewery — 0.1%
Anheuser-Busch InBev SA/NV Company Guar. Notes 2.75% due 03/17/2036	EUR	250,000	303,376
Heineken NV Senior Notes 4.35% due 03/29/2047*		91,000	94,790

			398,166

Building Products-Cement — 0.1%
St Marys Cement, Inc. Company Guar. Notes 5.75% due 01/28/2027*		200,000	196,760

Building-Residential/Commercial — 0.1%
Mattamy Group Corp. Senior Notes 6.88% due 12/15/2023*		540,000	551,475

Cable/Satellite TV — 1.9%
Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*		1,380,000	1,531,800
Altice Luxembourg SA Company Guar. Notes 7.63% due 02/15/2025*		1,400,000	1,534,750
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*		2,134,000	2,315,390
UPCB Finance IV, Ltd. Senior Sec. Notes 5.38% due 01/15/2025*		705,000	737,606
Ziggo Secured Finance BV Senior Sec. Notes 5.50% due 01/15/2027*		800,000	817,000

			6,936,546

Cellular Telecom — 0.2%
Empresa Nacional de Telecomunicaciones SA Senior Notes 4.88% due 10/30/2024		200,000	208,175
GTH Finance BV Company Guar. Notes 7.25% due 04/26/2023*		200,000	220,602
VimpelCom Holdings BV Company Guar. Notes 5.95% due 02/13/2023		200,000	212,500

			641,277

Chemicals-Diversified — 0.3%
Israel Chemicals, Ltd. Senior Notes 4.50% due 12/02/2024*		200,000	205,146
LYB International Finance II BV Company Guar. Notes 3.50% due 03/02/2027		151,000	148,847
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*		695,000	691,525

			1,045,518

Computers-Memory Devices — 0.3%
Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025		955,000	962,371

Cruise Lines — 0.4%
NCL Corp., Ltd. Senior Notes 4.75% due 12/15/2021*		655,000	679,883
Silversea Cruise Finance, Ltd. Senior Sec. Notes 7.25% due 02/01/2025*		730,000	778,363

			1,458,246

Diversified Banking Institutions — 1.7%
Barclays PLC Senior Notes 4.95% due 01/10/2047		208,000	221,965
BNP Paribas SA Senior Notes 1.13% due 10/10/2023	EUR	400,000	459,393
BNP Paribas SA Senior Notes 3.80% due 01/10/2024*		302,000	314,509
Credit Agricole SA Senior Notes 4.13% due 01/10/2027*		262,000	273,915
Credit Suisse Group AG Senior Notes 4.28% due 01/09/2028*		448,000	463,089
HSBC Holdings PLC Sub. Notes 3.00% due 06/30/2025	EUR	600,000	751,182
HSBC Holdings PLC FRS Senior Notes 3.26% due 03/13/2023		200,000	203,790
HSBC Holdings PLC FRS Senior Notes 4.04% due 03/13/2028		201,000	208,191
Lloyds Banking Group PLC Sub. Notes 4.58% due 12/10/2025		336,000	348,357
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.95% due 03/01/2021		314,000	319,093
Royal Bank of Scotland Group PLC VRS Senior Notes 2.00% due 03/08/2023	EUR	525,000	619,066
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023		201,000	205,243
UBS AG VRS Sub. Notes 4.75% due 02/12/2026	EUR	700,000	881,755
UniCredit SpA Senior Notes 2.00% due 03/04/2023	EUR	425,000	509,525
UniCredit SpA FRS Sub. Notes 5.86% due 06/19/2032*		236,000	242,304

			6,021,377

Diversified Financial Services — 0.1%
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035		513,000	558,343

Diversified Manufacturing Operations — 0.1%
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.20% due 03/16/2020*		400,000	402,889

Diversified Minerals — 0.2%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 4.75% due 05/15/2022*		860,000	863,225

Diversified Operations — 0.1%
KOC Holding AS Senior Notes 5.25% due 03/15/2023		320,000	333,850

E-Commerce/Products — 0.1%
Alibaba Group Holding, Ltd. Senior Notes 3.60% due 11/28/2024		280,000	288,383

Electric-Distribution — 0.1%
State Grid Overseas Investment, Ltd. Company Guar. Notes 4.13% due 05/07/2024*		200,000	211,872

Electric-Generation — 0.1%
Comision Federal de Electricidad Senior Notes 4.75% due 02/23/2027*		200,000	205,750
Electricite de France SA Senior Notes 2.35% due 10/13/2020*		153,000	153,595
Electricite de France SA Senior Notes 6.00% due 01/22/2114*		127,000	139,764

			499,109

Electric-Integrated — 0.3%
EDP Finance BV Senior Notes 3.63% due 07/15/2024*		295,000	292,770
Enel Finance International NV Company Guar. Notes 3.63% due 05/25/2027*		200,000	198,069
Enel Finance International NV Company Guar. Notes 4.75% due 05/25/2047*		200,000	205,792
Pampa Energia SA Senior Notes 7.50% due 01/24/2027*		360,000	375,681

			1,072,312

Finance-Leasing Companies — 0.4%
Aircastle, Ltd. Senior Notes 5.00% due 04/01/2023		1,225,000	1,307,687

Food-Meat Products — 0.1%
BRF SA Senior Notes 7.75% due 05/22/2018*(4)	BRL	1,000,000	294,304
Minerva Luxembourg SA Company Guar. Notes 6.50% due 09/20/2026*		200,000	194,750

			489,054

Food-Retail — 0.1%
Casino Guichard Perrachon SA Senior Notes 3.58% due 02/07/2025	EUR	400,000	479,758

Gambling (Non-Hotel) — 0.3%
International Game Technology PLC Senior Sec. Notes 6.50% due 02/15/2025*		855,000	938,363

Gas-Distribution — 0.1%
China Resources Gas Group, Ltd. Senior Notes 4.50% due 04/05/2022		350,000	371,241

Gas-Transportation — 0.1%
Transportadora de Gas del Peru SA Senior Notes 4.25% due 04/30/2028		200,000	207,500

Gold Mining — 0.1%
Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044		80,000	89,005
Kinross Gold Corp. Company Guar. Notes 4.50% due 07/15/2027*		211,000	210,472
Polyus Gold International, Ltd. Company Guar. Notes 5.25% due 02/07/2023		200,000	205,160

			504,637

Hazardous Waste Disposal — 0.1%
Tervita Escrow Corp. Sec. Notes 7.63% due 12/01/2021*		555,000	559,163

Insurance-Life/Health — 0.0%
Manulife Financial Corp. FRS Sub. Notes 4.06% due 02/24/2032		108,000	108,963

Insurance-Multi-line — 0.1%
Willow No 2 Ireland PLC for Zurich Insurance Co., Ltd. Senior Sec. Notes 3.38% due 06/27/2022	EUR	175,000	227,838
XLIT, Ltd. Company Guar. Notes 4.45% due 03/31/2025		104,000	107,216
XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045		118,000	125,929

			460,983

Insurance-Property/Casualty — 0.0%
Enstar Group, Ltd. Senior Notes 4.50% due 03/10/2022		74,000	76,346

Investment Companies — 0.1%
Huarong Finance II Co., Ltd. Company Guar. Notes 5.00% due 11/19/2025		350,000	366,071

Investment Management/Advisor Services — 0.1%
China Cinda Finance 2015 I, Ltd. Company Guar. Notes 4.25% due 04/23/2025*		380,000	385,613

Medical-Drugs — 0.5%
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026		159,000	150,999
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*		875,000	750,313
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 7.00% due 03/15/2024*		838,000	880,947

			1,782,259

Medical-Generic Drugs — 0.1%
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020		207,000	211,392

Metal Processors & Fabrication — 0.1%
Elementia SAB de CV Company Guar. Notes 5.50% due 01/15/2025		400,000	406,000

Metal-Copper — 0.5%
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 04/01/2023*		1,230,000	1,202,325
Hudbay Minerals, Inc. Company Guar. Notes 7.63% due 01/15/2025*		662,000	693,445

			1,895,770

Metal-Diversified — 0.1%
Glencore Canada Financial Corp. Company Guar. Notes 7.38% due 05/27/2020	GBP	100,000	150,634
Rio Tinto Finance USA, Ltd. Company Guar. Notes 3.75% due 06/15/2025		149,000	156,829

Vedanta Resources PLC Senior Notes 6.38% due 07/30/2022*		200,000	200,640

			508,103

Metal-Iron — 0.3%
NLMK Group Senior Notes 4.50% due 06/15/2023		200,000	204,101
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026		165,000	177,994
Vale SA Senior Notes 3.75% due 01/10/2023	EUR	460,000	558,148

			940,243

Oil & Gas Drilling — 0.1%
Pacific Drilling SA Senior Sec. Notes 5.38% due 06/01/2020*		1,050,000	483,000

Oil Companies-Exploration & Production — 0.9%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031		89,000	111,217
Canadian Natural Resources, Ltd. Senior Notes 4.95% due 06/01/2047		77,000	78,147
Empresa Nacional del Petroleo Senior Notes 3.75% due 08/05/2026*		500,000	497,350
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*		1,659,000	1,281,577
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*		1,037,000	943,670
Novatek OAO via Novatek Finance, Ltd. Senior Notes 6.60% due 02/03/2021		200,000	221,458
Tengizchevroil Finance Co. International, Ltd. Senior Sec. Notes 4.00% due 08/15/2026*		200,000	192,604

			3,326,023

Oil Companies-Integrated — 1.5%
BP Capital Markets PLC Company Guar. Notes 1.38% due 11/06/2017		228,000	227,948
BP Capital Markets PLC Company Guar. Notes 1.68% due 05/03/2019		149,000	148,499
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027*		111,000	105,742
Cenovus Energy, Inc. Senior Notes 5.40% due 06/15/2047*		112,000	104,540
Ecopetrol SA Senior Notes 4.13% due 01/16/2025		200,000	196,000
Lukoil International Finance BV Company Guar. Notes 4.56% due 04/24/2023		200,000	204,546
Lukoil International Finance BV Company Guar. Notes 4.75% due 11/02/2026*		200,000	204,659
Pertamina Persero PT Senior Notes 4.88% due 05/03/2022*		300,000	320,309
Petrobras Global Finance BV Company Guar. Notes 6.75% due 01/27/2041		290,000	271,962
Petrobras Global Finance BV Company Guar. Notes 7.38% due 01/17/2027		150,000	158,700
Petrobras Global Finance BV Company Guar. Notes 8.75% due 05/23/2026		155,000	178,250
Petroleos de Venezuela SA Company Guar. Notes 6.00% due 05/16/2024		950,000	355,300
Petroleos de Venezuela SA Company Guar. Notes 6.00% due 11/15/2026		2,000,000	740,000
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044		119,000	105,196
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047		1,024,000	1,034,117
Petronas Capital, Ltd. Company Guar. Notes 3.50% due 03/18/2025		275,000	284,771
Petronas Capital, Ltd. Company Guar. Notes 5.25% due 08/12/2019		450,000	478,424
Shell International Finance BV Company Guar. Notes 1.25% due 11/10/2017		152,000	152,057
Shell International Finance BV Company Guar. Notes 2.13% due 05/11/2020		166,000	166,909
Shell International Finance BV Company Guar. Notes 2.25% due 11/10/2020		176,000	177,207

			5,615,136

Oil Refining & Marketing — 0.3%
Cosan Luxembourg SA Company Guar. Notes 7.00% due 01/20/2027*		550,000	562,650
Raizen Fuels Finance SA Company Guar. Notes 5.30% due 01/20/2027*		200,000	202,750

Reliance Industries, Ltd. Senior Notes 4.13% due 01/28/2025*		250,000	258,402
Thai Oil PCL Senior Notes 3.63% due 01/23/2023*		200,000	204,856

			1,228,658

Oil-Field Services — 0.4%
KCA Deutag UK Finance PLC Senior Sec. Notes 9.88% due 04/01/2022*		876,000	849,720
Weatherford International, Ltd. Company Guar. Notes 9.88% due 02/15/2024*		450,000	470,250

			1,319,970

Paper & Related Products — 0.3%
Cascades, Inc. Company Guar. Notes 5.50% due 07/15/2022*		275,000	280,500
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*		753,000	769,943
Suzano Austria GmbH Company Guar. Notes 5.75% due 07/14/2026*		200,000	207,000

			1,257,443

Petrochemicals — 0.1%
Alpek SAB de CV Company Guar. Notes 5.38% due 08/08/2023*		200,000	214,000
Equate Petrochemical BV Company Guar. Notes 4.25% due 11/03/2026*		200,000	202,500

			416,500

Pipelines — 0.0%
Enbridge, Inc. Senior Notes 5.50% due 12/01/2046		101,000	112,970

Printing-Commercial — 0.4%
Cimpress NV Company Guar. Notes 7.00% due 04/01/2022*		1,420,000	1,469,700

Real Estate Investment Trusts — 0.1%
Trust F/1401 Senior Notes 5.25% due 01/30/2026*		200,000	208,250

Real Estate Operations & Development — 0.1%
Yuzhou Properties Co., Ltd. Company Guar. Notes 6.00% due 01/25/2022		350,000	346,678

El Puerto de Liverpool SAB de CV Company Guar. Notes 3.88% due 10/06/2026		380,000	373,350
El Puerto de Liverpool SAB de CV Company Guar. Notes 3.88% due 10/06/2026*		200,000	196,500

			569,850

Satellite Telecom — 0.5%
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023		860,000	711,650
Telesat Canada/Telesat LLC Company Guar. Notes 8.88% due 11/15/2024*		841,000	944,022

			1,655,672

Semiconductor Components-Integrated Circuits — 0.1%
NXP BV/NXP Funding LLC Company Guar. Notes 4.63% due 06/01/2023*		415,000	447,681

Semiconductor Equipment — 0.2%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*		655,000	684,999

Sovereign Agency — 0.2%
European Stability Mechanism Senior Notes 0.88% due 10/15/2019	EUR	750,000	882,043

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II SCA FRS Sub. Notes 8.46% due 01/15/2015*†(3)(4)(5)(6)		1,330,000	0

Steel-Producers — 0.3%
ArcelorMittal Senior Notes 6.13% due 06/01/2025		870,000	974,400
Evraz Group SA Senior Notes 5.38% due 03/20/2023*		200,000	200,600

			1,175,000

SupraNational Banks — 0.3%
European Investment Bank Senior Notes 0.38% due 04/14/2026	EUR	200,000	225,283
European Investment Bank Senior Notes 1.63% due 08/14/2020		384,000	381,844
North American Development Bank Senior Notes 2.30% due 10/10/2018		434,000	436,734

			1,043,861

Telecom Services — 0.1%
Bharti Airtel International Netherlands BV Company Guar. Notes 5.35% due 05/20/2024		200,000	211,150

Telephone-Integrated — 0.2%
Oi SA Senior Notes 9.75% due 09/15/2016*†(4)(5)(6)	BRL	575,000	43,174
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038		258,000	312,180
Telefonica Emisiones SAU Company Guar. Notes 4.10% due 03/08/2027		151,000	156,005
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047		205,000	221,345

			732,704

Transport-Marine — 0.1%
PT Pelabuhan Indonesia II Senior Notes 4.25% due 05/05/2025*		300,000	305,190

Transport-Rail — 0.4%
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115		115,000	144,251
Kazakhstan Temir Zholy Finance BV Company Guar. Notes 6.95% due 07/10/2042		1,200,000	1,274,256

			1,418,507

Transport-Services — 0.1%
Transnet SOC, Ltd. Senior Notes 4.00% due 07/26/2022		400,000	389,394

Total Foreign Corporate Bonds & Notes (cost $75,049,036)			74,387,075

FOREIGN GOVERNMENT OBLIGATIONS — 14.8%
Banks-Special Purpose — 0.3%
Brazilian Development Bank Senior Notes 4.75% due 05/09/2024*		228,000	222,870
Corp Financiera de Desarrollo SA Senior Notes 4.75% due 02/08/2022		500,000	534,200
Hungarian Development Bank Government Guar. Notes 6.25% due 10/21/2020		400,000	443,500

			1,200,570

Sovereign — 14.1%
Dominican Republic Senior Bonds 5.50% due 01/27/2025*		415,000	428,487
Dominican Republic Senior Bonds 5.88% due 04/18/2024		380,000	400,900
Dominican Republic Senior Bonds 5.95% due 01/25/2027*		250,000	261,250
Dominican Republic Senior Bonds 6.85% due 01/27/2045		750,000	798,750
Dominican Republic Senior Bonds 7.45% due 04/30/2044		600,000	684,000
Dominican Republic Senior Bonds 8.63% due 04/20/2027		350,000	415,475
Federal Republic of Germany Bonds 2.50% due 08/15/2046	EUR	220,000	327,703
Federal Republic of Germany Bonds 6.25% due 01/04/2030	EUR	385,000	733,901
Government of Egypt Senior Notes 5.75% due 04/29/2020		380,000	389,907
Government of Egypt Senior Notes 6.13% due 01/31/2022*		300,000	306,450
Government of Egypt Senior Notes 6.88% due 04/30/2040		200,000	189,383
Government of Egypt Senior Notes 8.50% due 01/31/2047		715,000	770,733
Government of Jamaica Senior Notes 6.75% due 04/28/2028		200,000	226,800
Government of Jamaica Senior Notes 8.00% due 03/15/2039		1,000,000	1,180,000
Government of Japan Senior Notes 0.10% due 12/20/2026	JPY	85,000,000	757,900
Government of Romania Senior Notes 6.13% due 01/22/2044		180,000	228,420
Government of Ukraine Senior Notes 7.75% due 09/01/2021		600,000	609,390
Government of Ukraine Senior Notes 7.75% due 09/01/2023		400,000	396,000
Government of Ukraine Senior Notes 7.75% due 09/01/2026		700,000	680,834
Government of Ukraine Senior Notes 7.75% due 09/01/2027		150,000	145,290
Kingdom of Jordan Senior Notes 5.75% due 01/31/2027		400,000	397,600
Kingdom of Jordan Senior Notes 5.75% due 01/31/2027*		450,000	447,300
Republic of Argentina Senior Notes 5.63% due 01/26/2022		640,000	655,360

Republic of Argentina Senior Notes 7.63% due 04/22/2046	479,000	490,256
Republic of Argentina Senior Notes 8.28% due 12/31/2033	1,093,590	1,208,417
Republic of Belarus Senior Bonds 6.88% due 02/28/2023*	360,000	367,560
Republic of Belarus Senior Bonds 7.63% due 06/29/2027*	700,000	714,347
Republic of Colombia Senior Notes 4.38% due 07/12/2021	300,000	319,200
Republic of Colombia Senior Notes 8.13% due 05/21/2024	500,000	637,000
Republic of Costa Rica Senior Bonds 7.16% due 03/12/2045	300,000	315,000
Republic of Ecuador Senior Notes 9.63% due 06/02/2027*	840,000	840,000
Republic of Ecuador Senior Notes 9.65% due 12/13/2026*	700,000	699,090
Republic of El Salvador Senior Bonds 8.63% due 02/28/2029*	1,700,000	1,768,000
Republic of Ghana Senior Bonds 7.88% due 08/07/2023	800,000	815,968
Republic of Ghana Senior Notes 8.13% due 01/18/2026	400,000	407,928
Republic of Guatemala Senior Notes 4.38% due 06/05/2027*	460,000	456,550
Republic of Guatemala Senior Notes 4.88% due 02/13/2028	800,000	822,000
Republic of Guatemala Senior Notes 5.75% due 06/06/2022	540,000	588,497
Republic of Honduras Senior Notes 6.25% due 01/19/2027	800,000	826,000
Republic of Hungary Senior Notes 5.38% due 02/21/2023	500,000	556,250
Republic of Ivory Coast Senior Notes 5.38% due 07/23/2024	235,000	229,152
Republic of Ivory Coast Senior Notes 5.75% due 12/31/2032	98,000	94,080
Republic of Ivory Coast Senior Notes 6.13% due 06/15/2033*	1,900,000	1,824,000
Republic of Lebanon Senior Notes 5.80% due 04/14/2020	390,000	390,597
Republic of Lebanon Senior Notes 6.60% due 11/27/2026	900,000	900,000
Republic of Lebanon Senior Notes 6.65% due 04/22/2024	600,000	606,538
Republic of Lebanon Senior Notes 8.25% due 04/12/2021	190,000	204,816
Republic of Lithuania Senior Notes 6.63% due 02/01/2022	500,000	587,750
Republic of Lithuania Senior Notes 7.38% due 02/11/2020	550,000	622,600
Republic of Namibia Senior Notes 5.25% due 10/29/2025	570,000	586,501
Republic of Panama Senior Notes 3.75% due 03/16/2025	600,000	618,000
Republic of Paraguay Senior Notes 6.10% due 08/11/2044	1,350,000	1,495,125
Republic of Peru Senior Notes 5.63% due 11/18/2050	330,000	399,795
Republic of Peru Senior Notes 6.55% due 03/14/2037	300,000	394,350
Republic of Peru Senior Notes 8.75% due 11/21/2033	750,000	1,149,375
Republic of Poland Senior Notes 3.00% due 03/17/2023	1,500,000	1,526,250
Republic of Poland Senior Notes 5.13% due 04/21/2021	50,000	55,067
Republic of Serbia Senior Notes 7.25% due 09/28/2021	1,000,000	1,155,140
Republic of South Africa Senior Notes 4.67% due 01/17/2024	1,000,000	1,012,316
Republic of South Africa Senior Notes 6.25% due 03/08/2041	1,300,000	1,405,893

Republic of Sri Lanka Senior Notes 6.25% due 10/04/2020		200,000	211,030
Republic of Sri Lanka Senior Notes 6.83% due 07/18/2026*		265,000	279,158
Republic of Sri Lanka Senior Notes 6.83% due 07/18/2026		900,000	948,082
Republic of Sri Lanka Senior Notes 6.85% due 11/03/2025*		400,000	421,482
Republic of Sri Lanka Senior Notes 6.85% due 11/03/2025		700,000	737,594
Republic of the Philippines Senior Notes 4.00% due 01/15/2021		1,350,000	1,438,902
Republic of Turkey Senior Notes 3.25% due 03/23/2023		1,040,000	975,510
Republic of Turkey Senior Notes 6.00% due 03/25/2027		400,000	425,904
Republic of Turkey Senior Notes 6.25% due 09/26/2022		300,000	325,932
Republic of Turkey Senior Notes 7.25% due 03/05/2038		300,000	351,600
Republic of Turkey Senior Notes 8.00% due 02/14/2034		750,000	929,700
Republic of Turkey Senior Notes 11.88% due 01/15/2030		220,000	349,250
Republic of Venezuela Senior Notes 8.25% due 10/13/2024		960,000	412,800
Republic of Venezuela Senior Notes 9.25% due 05/07/2028		650,000	287,625
Republic of Venezuela Senior Notes 9.38% due 01/13/2034		817,000	369,693
Russian Federation Senior Notes 4.88% due 09/16/2023		800,000	857,987
Sultanate of Oman Senior Bonds 6.50% due 03/08/2047*		490,000	500,051
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	125,000	218,427
United Mexican States Senior Notes 4.13% due 01/21/2026		850,000	883,575
United Mexican States Senior Notes 4.15% due 03/28/2027		205,000	212,278
United Mexican States Senior Notes 4.35% due 01/15/2047		628,000	589,818
United Mexican States Senior Bonds 4.75% due 03/08/2044		53,000	53,053
United Mexican States Senior Notes 6.05% due 01/11/2040		900,000	1,060,920

			51,361,612

SupraNational Banks — 0.4%
European Investment Bank Senior Notes 4.25% due 04/15/2019	EUR	1,065,000	1,318,663

Total Foreign Government Obligations (cost $53,772,593)			53,880,845

U.S. GOVERNMENT AGENCIES — 12.4%
Federal Home Loan Mtg. Corp. — 5.1%
2.50% due 01/01/2028		253,428	256,638
2.50% due 04/01/2028		85,972	87,034
2.50% due 03/01/2031		139,315	140,212
2.78% due 02/01/2037 FRS		20,126	20,943
3.00% due 07/01/2045		2,437,883	2,434,190
3.00% due 10/01/2045		830,449	829,191
3.50% due 03/01/2042		346,181	357,208
3.50% due 04/01/2042		347,657	358,730
3.50% due 09/01/2043		330,074	340,578
3.50% due 07/01/2045		3,402,352	3,503,154
3.50% due 08/01/2045		151,633	156,429
3.56% due 11/01/2037 FRS		131,343	139,505
4.00% due 12/01/2043		2,486,338	2,635,867
4.00% due 10/01/2045		1,698,540	1,787,727
4.00% due 01/01/2046		416,370	440,898
4.50% due 02/01/2020		4,328	4,424
4.50% due 08/01/2020		11,204	11,453
4.50% due 03/01/2039		1,604,191	1,737,912
4.50% due 12/01/2039		7,740	8,416
4.50% due 07/01/2040		197,797	214,399
4.50% due 03/01/2046		1,407,787	1,507,791
5.00% due 02/01/2034		23,810	26,113
5.00% due 05/01/2034		37,764	41,721
5.00% due 11/01/2043		248,489	271,622
5.50% due 05/01/2037		58,839	65,459
6.00% due 03/01/2040		47,330	53,493
6.50% due 02/01/2035		12,452	13,764
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk
Series 2015-DNA1, Class M2

3.07% due 10/25/2027 FRS(1)	200,000	205,135
Series 2014-DN1, Class M2 3.42% due 02/25/2024 FRS(1)	71,228	73,224
Series 2014-HQ2, Class M2 3.42% due 09/25/2024 FRS(1)	150,000	154,093
Series 2015-HQ1, Class M2 3.42% due 03/25/2025 FRS(1)	232,663	235,357
Series 2014-HQ3, Class M2 3.87% due 10/25/2024 FRS(1)	184,978	186,409
Series 2015-HQA1, Class M2 3.87% due 03/25/2028 FRS(1)	298,037	305,566
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 5.64% due 09/15/2039(1)(7)(8)	543,056	74,859
Series 1103, Class N IO 11.50% due 06/15/2021(1)(7)	413	40

		18,679,554

Federal National Mtg. Assoc. — 5.6%
2.50% due 12/01/2026	619,383	627,872
2.50% due 09/01/2027	489,813	495,634
2.50% due 02/01/2031	231,038	232,398
2.50% due 05/01/2031	1,465,396	1,474,022
2.79% due 10/01/2035 FRS	103,279	108,744
2.88% due 11/01/2036 FRS	52,685	55,629
2.89% due 09/01/2035 FRS	85,701	89,806
3.00% due 04/01/2027	546,908	562,886
3.00% due 10/01/2027	281,301	289,525
3.00% due 11/01/2027	274,358	281,868
3.00% due 10/01/2030	229,144	235,346
3.00% due 12/01/2042	146,315	147,024
3.00% due 06/01/2045	44,504	44,702
3.01% due 05/01/2037 FRS	29,389	30,785
3.08% due 10/01/2040 FRS	33,592	35,509
3.26% due 07/01/2039 FRS	86,072	90,665
3.26% due 10/01/2040 FRS	57,818	61,041
3.31% due 08/01/2035 FRS	75,336	80,318
3.33% due 05/01/2040 FRS	108,393	114,358
3.50% due 08/01/2026	108,759	113,230
3.50% due 08/01/2027	101,498	105,682
3.50% due 01/25/2028	1,936,000	2,014,348
3.50% due 10/01/2028	41,225	43,042
3.50% due 02/01/2043	135,705	140,783
3.50% due 08/01/2045	225,321	231,986
3.50% due 10/01/2045	283,397	292,007
3.50% due 11/01/2045	262,032	269,290
3.50% due 12/01/2045	1,336,673	1,373,698
3.50% due 03/01/2046	2,964,514	3,046,628
3.50% due 07/01/2046	183,563	189,429
3.50% due July TBA
4.00% due 11/01/2025	179,206	188,741
4.00% due 10/01/2043	348,700	370,067
4.00% due 02/01/2045	2,039,479	2,165,145
4.00% due 06/01/2046	1,389,673	1,461,539
4.50% due 06/01/2019	12,178	12,470
4.50% due 11/01/2022	37,191	38,371
4.50% due 06/01/2023	19,634	20,689
4.50% due 08/01/2045	2,137,764	2,341,923
4.50% due 04/01/2047	494,351	530,323
5.00% due 06/01/2019	9,625	9,870
5.00% due 01/01/2023	11,709	12,390
5.00% due 03/01/2034	22,591	24,795
5.00% due 05/01/2035	13,371	14,675
5.00% due 05/01/2040	97,818	107,066
5.00% due 07/01/2040	98,104	107,270
5.50% due 06/01/2038	29,775	33,215
6.00% due 02/01/2032	4,934	5,548
6.00% due 05/01/2034	2,029	2,312
6.00% due 10/01/2034	20,179	22,687
7.50% due 01/01/2030	1,231	1,261
8.00% due 11/01/2028	3,775	4,236
Federal National Mtg. Assoc., REMIC Series 1989-2, Class D 8.80% due 01/25/2019(1)	1,633	1,689

		20,354,537

Government National Mtg. Assoc. — 1.6%
3.00% due 02/20/2045	152,872	154,575
3.00% due 05/20/2045	103,566	104,720
3.00% due 07/20/2045	41,124	41,582
3.00% due 11/20/2045	1,518,860	1,535,776
3.00% due 04/20/2046	2,384,460	2,411,016
3.50% due 03/20/2045	110,240	114,305
3.50% due 05/20/2046	1,583,856	1,642,256

		6,004,230

Tennessee Valley Authority — 0.1%
1.75% due 10/15/2018	238,000	239,214

Total U.S. Government Agencies (cost $46,050,154)		45,277,535

U.S. GOVERNMENT TREASURIES — 1.2%
United States Treasury Bonds — 0.4%
2.50% due 05/15/2046	1,745,000	1,623,464

United States Treasury Notes — 0.8%
1.38% due 08/31/2020	500,000	496,485
1.63% due 05/15/2026	850,000	805,840
1.75% due 09/30/2022	275,000	272,519
1.88% due 02/28/2022	679,000	679,822
1.88% due 04/30/2022	500,000	499,902

		2,754,568

Total U.S. Government Treasuries (cost $4,550,033)		4,378,032

LOANS(11)(12)(13) — 0.5%
E-Commerce/Services — 0.3%
RentPath LLC FRS 2nd Lien 10.15% due 12/17/2022	1,062,906	1,020,389

Publishing-Books — 0.2%
Houghton Mifflin Harcourt Publishers, Inc. FRS BTL-B 4.23% due 05/29/2021			680,000	645,434

Total Loans (cost $1,675,540)				1,665,823

COMMON STOCKS — 0.1%
Television — 0.1%
ION Media Networks, Inc.†(3)(4) (cost $6)			655	487,940

PREFERRED SECURITIES — 0.1%
Electric-Distribution — 0.0%
Entergy Louisiana LLC 4.70%			6,500	161,720

Sovereign Agency — 0.0%
Federal Home Loan Mtg. Corp. FRS† 8.38%			7,375	40,194

Telecom Services — 0.1%
Qwest Corp. 6.13%			7,725	192,970

Total Preferred Securities (cost $469,495)				394,884

PREFERRED SECURITIES/CAPITAL SECURITIES — 2.4%
Banks-Super Regional — 0.1%
SunTrust Banks, Inc. FRS 5.05% due 06/15/2022(9)	$		269,000	273,035
Wells Fargo Capital X 5.95% due 12/01/2086(9)			120,000	135,420

				408,455

Diversified Banking Institutions — 0.4%
BAC Capital Trust XIII FRS Series F 4.00% due 07/27/2017(9)			575,000	500,250
HSBC Holdings PLC VRS 6.00% due 05/22/2027(9)			273,000	282,282
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(9)			386,000	417,362
Societe Generale SA VRS 7.88% due 12/18/2023*(9)			356,000	391,600

				1,591,494

Electric-Generation — 0.1%
Electricite de France SA VRS 5.38% due 01/29/2025(9)		EUR	200,000	252,198

Electric-Integrated — 0.1%
Dominion Resources, Inc. FRS 5.75% due 10/01/2054			170,000	181,900
Southern Co. FRS Series B 5.50% due 03/15/2057			130,000	137,116

				319,016

Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(3)(4)			222,000	22

Finance-Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043			293,000	299,259

Financial Guarantee Insurance — 0.3%
Assured Guaranty Municipal Holdings, Inc. FRS 6.40% due 12/15/2066*			1,371,000	1,308,619

Food-Dairy Products — 0.3%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*			975,000	1,118,813

Gas-Distribution — 0.0%
Centrica PLC VRS 3.00% due 04/10/2076		EUR	100,000	117,020

Insurance-Life/Health — 0.0%
Prudential Financial, Inc. FRS 5.38% due 05/15/2045			71,000	76,858

Insurance-Multi-line — 0.3%
MetLife, Inc. 6.40% due 12/15/2036			287,000	331,485
XLIT, Ltd. FRS 3.25% due 06/29/2047		EUR	300,000	339,054
Zurich Finance UK PLC VRS 6.63% due 10/02/2022(9)		GBP	225,000	349,420

				1,019,959

Multimedia — 0.1%
Viacom, Inc. FRS 5.88% due 02/28/2057			180,000	187,200

Oil Companies-Integrated — 0.1%
TOTAL SA VRS 3.88% due 05/18/2022(9)		EUR	285,000	350,882

Pipelines — 0.1%
TransCanada Trust FRS 5.30% due 03/15/2077			203,000	208,684
TransCanada Trust FRS 5.63% due 05/20/2075			90,000	95,068

				303,752

Telephone-Integrated — 0.3%
Orange SA VRS 5.25% due 02/07/2024(9)		EUR	470,000	611,964
Telefonica Europe BV VRS 5.88% due 03/31/2024(9)		EUR	300,000	392,915

				1,004,879

Tools-Hand Held — 0.1%
Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053			338,000	354,900

Total Preferred Securities/Capital Securities (cost $7,762,162)				8,713,326

Total Long-Term Investment Securities (cost $346,940,742)		350,554,266

SHORT-TERM INVESTMENT SECURITIES — 1.9%
Time Deposits — 1.9%
Euro Time Deposit with State Street Bank and Trust Co. 0.09% due 07/03/2017 (cost $6,795,000)	6,795,000	6,795,000

REPURCHASE AGREEMENTS — 2.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 06/30/2017, to be repurchased 07/03/2017 in the amount of $8,262,083 collateralized by $8,105,000 of United States Treasury Bonds, bearing interest at 3.00% due 11/15/2044 and having an approximate value of $8,431,818 (cost $8,262,000)	8,262,000	8,262,000

TOTAL INVESTMENTS (cost $361,997,742)(10)	100.6%	365,611,266
Liabilities in excess of other assets	(0.6)	(2,152,591)

NET ASSETS	100.0%	$363,458,675

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At June 30, 2017, the aggregate value of these securities was $108,331,263 representing 29.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

**	Denominated in United States Dollars unless otherwise indicated.

†	Non-income producing security

(1)	Collateralized Mortgage Obligation

(2)	Commercial Mortgage Backed Security

(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).

(4)	Illiquid security. At June 30, 2017, the aggregate value of these securities was $944,793 representing 0.3% of net assets.

(5)	Security in default of interest and principal at maturity.

(6)	Company has filed for bankruptcy protection.

(7)	Interest Only

(8)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at June 30, 2017.

(9)	Perpetual maturity - maturity date reflects the next call date.

(10)	See Note 2 for cost of investments on a tax basis.

(11)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.

(12)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, repayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(13)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

BTL — Bank Term Loan

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

ULC — Unlimited Liability Corp.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current rates at June 30, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

BRL — Brazilian Real

EUR — Euro Currency

GBP — Pound Sterling

JPY — Japanese Yen

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
JPMorgan Chase Bank N.A	EUR	11,110,000	USD	12,138,430	07/14/2017	$—	$(556,705)
	EUR	9,500,000	USD	10,639,278	08/11/2017	—	(231,717)
	GBP	1,500,000	USD	1,906,332	07/14/2017	—	(47,915)
	JPY	85,642,000	USD	781,188	07/14/2017	19,462	—

Net Unrealized Appreciation (Depreciation)						$19,462	$(836,337)

EUR — Euro Currency

GBP — Pound Sterling

USD — United States Dollar

JPY — Japanese Yen

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$5,818,394	$—	$5,818,394
U.S. Corporate Bonds & Notes:
Airlines	—	1,260,424	128,806	1,389,230
Finance-Investment Banker/Broker	—	1,056,950	64	1,057,014
Gambling (Non-Hotel)	—	1,950,881	6,789	1,957,670
Mining	—	—	112,500	112,500
Rubber/Plastic Products	—	—	0	0
Other Industries	—	151,033,998	—	151,033,998
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Other Industries	—	74,387,075	—	74,387,075
Foreign Government Obligation	—	53,880,845	—	53,880,845
U.S. Government Agencies	—	45,277,535	—	45,277,535
U.S. Government Treasuries	—	4,378,032	—	4,378,032
Loans		1,665,823	—	1,665,823
Common Stocks	—	—	487,940	487,940
Preferred Securities	394,884	—	—	394,884
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	22	22
Other Industries	—	8,713,304	—	8,713,304
Short-Term Investment Securities	—	6,795,000	—	6,795,000
Repurchase Agreements	—	8,262,000	—	8,262,000

Total Investments at Value	$394,884	$364,480,261	$736,121	$365,611,266

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$19,462	$—	$19,462

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$836,337	$—	$836,337

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

AIG Flexible Credit Fund

PORTFOLIO OF INVESTMENTS — June 30, 2017 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES — 0.5%
Diversified Financial Services — 0.5%
Home Equity Loan Trust VRS Series 2007-HSA3, Class AI4 6.11% due 06/25/2037	$930,712	$933,971
Leaf Receivables Funding LLC Series 2015-1, Class E2 6.00% due 06/15/2023*	590,000	581,078
Leaf Receivables Funding LLC Series 2016-1, Class E2 6.00% due 06/15/2024*	290,000	290,029

Total Asset Backed Securities (cost $1,759,639)		1,805,078

U.S. CORPORATE BONDS & NOTES — 38.5%
Aerospace/Defense-Equipment — 0.4%
TransDigm, Inc. Company Guar. Notes 6.50% due 05/15/2025	1,530,000	1,556,775

Athletic Equipment — 0.2%
Vista Outdoor, Inc. Company Guar. Notes 5.88% due 10/01/2023	780,000	801,450

Auction Houses/Art Dealers — 0.1%
KAR Auction Services, Inc. Senior Notes 5.13% due 06/01/2025*	345,000	351,469

Auto-Heavy Duty Trucks — 0.2%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/2021	780,000	787,800

Auto/Truck Parts & Equipment-Original — 0.9%
Cooper-Standard Automotive, Inc. Company Guar. Notes 5.63% due 11/15/2026*	1,015,000	1,018,806
Tenneco, Inc. Company Guar. Notes 5.00% due 07/15/2026	605,000	611,806
TI Group Automotive Systems, LLC Company Guar. Notes 8.75% due 07/15/2023*	1,650,000	1,744,875

		3,375,487

Broadcast Services/Program — 0.9%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 7.63% due 03/15/2020	1,495,000	1,487,525
iHeartCommunications, Inc. Senior Sec. Notes 9.00% due 12/15/2019	1,075,000	843,875
Univision Communications, Inc. Senior Sec. Notes 5.13% due 05/15/2023*	1,195,000	1,206,568

		3,537,968

Building & Construction Products-Misc. — 0.6%
NCI Building Systems, Inc. Company Guar. Notes 8.25% due 01/15/2023*	1,000,000	1,081,250
Standard Industries, Inc. Senior Notes 5.50% due 02/15/2023*	385,000	406,175
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	690,000	738,300

		2,225,725

Building Products-Cement — 0.3%
Cemex Finance LLC Senior Sec. Notes 6.00% due 04/01/2024*	920,000	977,592

Building Products-Wood — 0.2%
Boise Cascade Co. Company Guar. Notes 5.63% due 09/01/2024*	745,000	767,350

Building-Heavy Construction — 0.1%
New Enterprise Stone & Lime Co., Inc. Senior Notes 10.13% due 04/01/2022*	360,000	390,150

Building-Residential/Commercial — 1.9%
Beazer Homes USA, Inc. Company Guar. Notes 5.75% due 06/15/2019	310,000	324,919
Beazer Homes USA, Inc. Company Guar. Notes 6.75% due 03/15/2025	690,000	719,325
CalAtlantic Group, Inc. Company Guar. Notes 5.25% due 06/01/2026	1,475,000	1,530,312
CalAtlantic Group, Inc. Company Guar. Notes 5.88% due 11/15/2024	159,000	172,316
Century Communities, Inc. Company Guar. Notes 5.88% due 07/15/2025*	1,015,000	1,009,925
MDC Holdings, Inc. Company Guar. Notes 5.50% due 01/15/2024	830,000	877,725
PulteGroup, Inc. Company Guar. Notes 5.50% due 03/01/2026	675,000	718,875
TRI Pointe Group Inc./TRI Pointe Homes Inc. Company Guar. Notes 5.88% due 06/15/2024	1,930,000	2,036,150

		7,389,547

Cable/Satellite TV — 1.8%
Altice US Finance I Corp. Senior Sec. Notes 5.38% due 07/15/2023*	830,000	863,719
Cablevision Systems Corp. Senior Notes 5.88% due 09/15/2022	1,965,000	2,065,706
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*	570,000	580,505

CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	595,000	606,960
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	1,320,000	1,465,200
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	530,000	628,050
Radiate Holdco LLC/Radiate Finance, Inc. Senior Notes 6.63% due 02/15/2025*	910,000	910,000

		7,120,140

Casino Hotels — 0.6%
Caesars Entertainment Resort Properties LLC Senior Sec. Notes 8.00% due 10/01/2020	265,000	272,950
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. Sec. Notes 9.38% due 05/01/2022	840,000	911,400
MGM Resorts International Company Guar. Notes 4.63% due 09/01/2026	1,085,000	1,095,850

		2,280,200

Casino Services — 0.1%
Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 04/01/2025*	240,000	254,400

Cellular Telecom — 1.0%
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	1,710,000	1,966,500
Sprint Nextel Corp. Senior Notes 6.00% due 11/15/2022	985,000	1,044,100
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	320,000	346,000
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2026	315,000	347,681

		3,704,281

Chemicals-Diversified — 0.2%
Hexion, Inc. Senior Sec. Notes 10.38% due 02/01/2022*	560,000	554,400
Hexion, Inc. Sec. Notes 13.75% due 02/01/2022*	400,000	352,000

		906,400

Chemicals-Specialty — 0.4%
Kraton Polymers LLC/Kraton Polymers Capital Corp. Company Guar. Notes 7.00% due 04/15/2025*	1,360,000	1,428,000

Coal — 0.6%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. Senior Notes 7.50% due 05/01/2025*	1,107,000	1,163,734
Peabody Energy Corp. Senior Sec. Notes 6.00% due 03/31/2022*	1,210,000	1,200,925

		2,364,659

Commercial Services — 0.2%
ServiceMaster Co. LLC Company Guar. Notes 5.13% due 11/15/2024*	695,000	719,325

Computer Software — 0.4%
Rackspace Hosting, Inc. Company Guar. Notes 8.63% due 11/15/2024*	1,430,000	1,522,950

Computers — 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 5.45% due 06/15/2023*	155,000	168,201
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	110,000	121,166
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.10% due 07/15/2036*	140,000	175,966

		465,333

Containers-Metal/Glass — 0.2%
Owens-Brockway Glass Container, Inc. Company Guar. Notes 6.38% due 08/15/2025*	750,000	841,875

Containers-Paper/Plastic — 0.1%
Flex Acquisition Co, Inc. Senior Notes 6.88% due 01/15/2025*	485,000	504,400

Data Processing/Management — 0.2%
First Data Corp. Senior Sec. Notes 5.00% due 01/15/2024*	685,000	704,475

Diagnostic Equipment — 0.2%
Ortho-Clinical Diagnostics, Inc. Senior Notes 6.63% due 05/15/2022*	635,000	606,425

Dialysis Centers — 0.2%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024	720,000	730,800

Disposable Medical Products — 0.2%
Sterigenics-Nordion Holdings LLC Senior Notes 6.50% due 05/15/2023*	720,000	741,600

Educational Software — 0.1%
Blackboard, Inc. Sec. Notes 9.75% due 10/15/2021*	365,000	343,100

Electric-Integrated — 0.0%
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Escrow Notes 11.50% due 10/01/2020†(1)	1,667,835	4,170

Energy-Alternate Sources — 0.2%
TerraForm Power Operating LLC Company Guar. Notes 6.38% due 02/01/2023*	760,000	790,400

Enterprise Software/Service — 0.2%
BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	765,000	792,020

Finance-Auto Loans — 0.7%
Ally Financial, Inc. Senior Notes 4.13% due 03/30/2020	1,910,000	1,962,525
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	700,000	736,750

		2,699,275

Finance-Consumer Loans — 1.2%
Navient Corp. Senior Notes 6.50% due 06/15/2022	962,000	1,019,720
Navient Corp. Senior Notes 6.75% due 06/25/2025	820,000	845,117
Navient Corp. Senior Notes 7.25% due 09/25/2023	205,000	220,887
Springleaf Finance Corp. Company Guar. Notes 5.25% due 12/15/2019	1,390,000	1,445,739
Springleaf Finance Corp. Company Guar. Notes 6.13% due 05/15/2022	540,000	569,700
TMX Finance LLC/TitleMax Finance Corp. Senior Sec. Notes 8.50% due 09/15/2018*	600,000	570,000

		4,671,163

Finance-Investment Banker/Broker — 0.2%
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	645,000	670,800

Finance-Mortgage Loan/Banker — 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. Senior Notes 5.25% due 03/15/2022*	420,000	431,550

Finance-Other Services — 0.1%
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 07/01/2021	415,000	424,338

Food-Flour & Grain — 0.4%
Post Holdings, Inc. Company Guar. Notes 5.00% due 08/15/2026*	650,000	648,375
Post Holdings, Inc. Company Guar. Notes 5.50% due 03/01/2025*	490,000	505,312
Post Holdings, Inc. Company Guar. Notes 5.75% due 03/01/2027*	475,000	488,063

		1,641,750

Food-Misc./Diversified — 0.6%
Dole Food Co., Inc. Senior Sec. Notes 7.25% due 06/15/2025*	1,400,000	1,456,000
Lamb Weston Holdings, Inc. Company Guar. Notes 4.88% due 11/01/2026*	740,000	766,825

		2,222,825

Food-Retail — 0.4%
Albertsons Cos. LLC/Safeway, Inc. Senior Notes 5.75% due 03/15/2025*	785,000	730,050
Safeway, Inc. Senior Notes 7.25% due 02/01/2031	760,000	714,400

		1,444,450

Gambling (Non-Hotel) — 0.6%
Pinnacle Entertainment, Inc. Senior Notes 5.63% due 05/01/2024*	935,000	972,400
Scientific Games International, Inc. Company Guar. Notes 6.63% due 05/15/2021	495,000	492,525
Scientific Games International, Inc. Senior Sec. Notes 7.00% due 01/01/2022*	690,000	734,850

		2,199,775

Gas-Distribution — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.50% due 05/20/2025	505,000	515,100

NGL Energy Partners LP/NGL Energy Finance Corp Company Guar. Notes 5.13% due 07/15/2019	935,000	927,987

		1,443,087

Hotels/Motels — 0.1%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. Company Guar. Notes 4.63% due 04/01/2025*	320,000	330,000
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. Senior Notes 4.88% due 04/01/2027*	100,000	104,625

		434,625

Housewares — 0.2%
American Greetings Corp. Senior Notes 7.88% due 02/15/2025*	545,000	589,281

Human Resources — 0.5%
Team Health Holdings, Inc. Company Guar. Notes 6.38% due 02/01/2025*	1,835,000	1,779,950

Independent Power Producers — 0.9%
Calpine Corp. Senior Notes 5.38% due 01/15/2023	1,487,000	1,449,825
Dynegy, Inc. Company Guar. Notes 7.38% due 11/01/2022	1,580,000	1,560,250
NRG Energy, Inc. Company Guar. Notes 7.25% due 05/15/2026	630,000	652,050

		3,662,125

Insurance-Multi-line — 0.1%
Genworth Holdings, Inc. Company Guar. Notes 4.90% due 08/15/2023	400,000	332,000

Internet Connectivity Services — 0.3%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	170,000	178,500
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 5.75% due 01/15/2027*	185,000	193,556
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.38% due 05/15/2025	670,000	723,178

		1,095,234

Machinery-Electrical — 0.3%
Vertiv Intermediate Holding Corp. Senior Notes 12.00% due 02/15/2022*(2)	930,000	995,100

Medical Information Systems — 0.1%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. Senior Bonds 5.75% due 03/01/2025*	345,000	351,900

Medical Labs & Testing Services — 0.2%
Eagle Holding Co. II LLC Senior Notes 7.63% due 05/15/2022*(2)	740,000	761,275

Medical Products — 0.4%
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp. Sec. Notes 8.13% due 06/15/2021*	785,000	730,050
Hill-Rom Holdings, Inc. Company Guar. Notes 5.00% due 02/15/2025*	760,000	775,200

		1,505,250

Medical-Drugs — 0.6%
Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 5.38% due 01/15/2023*	460,000	384,100
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc. Company Guar. Notes 7.50% due 10/01/2024*	750,000	813,750
PRA Holdings, Inc. Senior Notes 9.50% due 10/01/2023*	421,000	467,310
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 6.38% due 10/15/2020*	505,000	489,219
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 7.25% due 07/15/2022*	295,000	277,300

		2,431,679

Medical-HMO — 0.4%
MPH Acquisition Holdings LLC Company Guar. Notes 7.13% due 06/01/2024*	1,000,000	1,066,250
WellCare Health Plans, Inc. Senior Notes 5.25% due 04/01/2025	525,000	549,937

		1,616,187

Medical-Hospitals — 3.2%
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	1,070,000	1,104,614
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022	730,000	637,838
Envision Healthcare Corp. Company Guar. Notes 6.25% due 12/01/2024*	345,000	368,288

HCA, Inc. Senior Sec. Notes 4.50% due 02/15/2027	380,000	390,925
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	705,000	760,342
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	1,595,000	1,682,406
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	615,000	618,075
Surgery Center Holdings, Inc. Company Guar. Notes 6.75% due 07/01/2025*	140,000	141,750
Surgery Center Holdings, Inc. Company Guar. Notes 8.88% due 04/15/2021*	420,000	455,175
Tenet Healthcare Corp. FRS Senior Sec. Notes 4.75% due 06/15/2020	315,000	318,150
Tenet Healthcare Corp. Senior Notes 5.00% due 03/01/2019	760,000	798,084
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	750,000	803,437
Tenet Healthcare Corp. Senior Notes 8.13% due 04/01/2022	355,000	376,744
THC Escrow Corp. III Sec. Notes 5.13% due 05/01/2025*	1,375,000	1,380,156
THC Escrow Corp. III Senior Notes 7.00% due 08/01/2025*	2,660,000	2,650,025

		12,486,009

Medical-Nursing Homes — 0.1%
Kindred Healthcare, Inc. Company Guar. Notes 8.00% due 01/15/2020	515,000	540,750

Metal Processors & Fabrication — 0.1%
Hillman Group, Inc. Company Guar. Notes 6.38% due 07/15/2022*	490,000	470,400

Metal-Aluminum — 0.2%
Aleris International, Inc. Senior Sec. Notes 9.50% due 04/01/2021*	763,000	784,585

Metal-Copper — 0.5%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.55% due 03/01/2022	445,000	417,045
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	1,480,000	1,376,400

		1,793,445

Non-Hazardous Waste Disposal — 0.2%
Advanced Disposal Services, Inc. Company Guar. Notes 5.63% due 11/15/2024*	660,000	679,800

Oil & Gas Drilling — 0.2%
Rowan Cos., Inc. Company Guar. Notes 5.40% due 12/01/2042	870,000	613,350

Oil Companies-Exploration & Production — 2.9%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 7.88% due 12/15/2024*	910,000	916,825
Antero Resources Corp. Company Guar. Notes 5.38% due 11/01/2021	130,000	131,300
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023	190,000	192,375
Bonanza Creek Energy, Inc. Escrow Notes 6.75% due 04/15/2021†(1)(3)	425,000	0
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023	1,550,000	1,491,875
Chesapeake Energy Corp. Company Guar. Notes 8.00% due 06/15/2027*	1,780,000	1,748,850
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	420,000	401,100
Denbury Resources, Inc. Company Guar. Notes 5.50% due 05/01/2022	655,000	366,800
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 8.00% due 11/29/2024*	410,000	408,975
EP Energy LLC/Everest Acquisition Finance, Inc. Sec. Bonds 8.00% due 02/15/2025*	270,000	201,150
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 9.38% due 05/01/2020	479,000	377,811
Laredo Petroleum, Inc. Company Guar. Notes 5.63% due 01/15/2022	470,000	455,900
Matador Resources Co. Company Guar. Notes 6.88% due 04/15/2023	535,000	555,063

Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 01/15/2023	940,000	909,450
RSP Permian, Inc. Company Guar. Notes 5.25% due 01/15/2025*	1,005,000	1,006,256
SM Energy Co. Senior Notes 6.13% due 11/15/2022	340,000	323,000
SM Energy Co. Senior Notes 6.50% due 01/01/2023	720,000	685,800
Tapstone Energy LLC/Tapstone Energy Finance Corp. Senior Notes 9.75% due 06/01/2022*	710,000	607,050
Ultra Resources, Inc. Company Guar. Notes 6.88% due 04/15/2022*	44,000	43,670
Ultra Resources, Inc. Company Guar. Notes 7.13% due 04/15/2025*	221,000	217,961

		11,041,211

Oil-Field Services — 0.1%
FTS International, Inc. FRS Senior Sec. Notes 8.75% due 06/15/2020*	475,000	476,188

Physicians Practice Management — 0.1%
MEDNAX, Inc. Company Guar. Notes 5.25% due 12/01/2023*	355,000	365,650

Pipelines — 1.5%
American Midstream Partners LP/American Midstream Finance Corp. Company Guar. Notes 8.50% due 12/15/2021*	685,000	686,712
Blue Racer Midstream LLC/Blue Racer Finance Corp. Company Guar. Notes 6.13% due 11/15/2022*	875,000	881,562
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.88% due 03/31/2025	1,815,000	1,935,244
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. Company Guar. Notes 5.75% due 04/01/2025*	415,000	413,963
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. Company Guar. Notes 6.25% due 04/01/2023	600,000	609,000
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	571,000	638,093
NuStar Logistics LP Company Guar. Notes 5.63% due 04/28/2027	725,000	761,250

		5,925,824

Private Equity — 0.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 5.88% due 02/01/2022	1,120,000	1,146,600
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 6.25% due 02/01/2022	180,000	187,650

		1,334,250

Publishing-Books — 0.3%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance Senior Notes 7.88% due 05/15/2024*	1,025,000	991,687

Radio — 0.7%
Sirius XM Radio, Inc. Senior Notes 3.88% due 08/01/2022*	980,000	987,664
Sirius XM Radio, Inc. Senior Notes 5.00% due 08/01/2027*	990,000	997,425
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	835,000	864,225

		2,849,314

Real Estate Investment Trusts — 1.2%
Corrections Corp. of America Company Guar. Notes 5.00% due 10/15/2022	615,000	639,600
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	780,000	808,275
iStar Financial, Inc. Senior Notes 5.00% due 07/01/2019	715,000	722,150
iStar, Inc. Senior Notes 6.00% due 04/01/2022	730,000	748,250
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.63% due 05/01/2024	280,000	305,200
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 6.38% due 03/01/2024	315,000	342,604

Uniti Group, Inc./CSL Capital LLC Company Guar. Notes 7.13% due 12/15/2024*	1,065,000	1,057,351

		4,623,430

Rental Auto/Equipment — 0.6%
Hertz Corp. Sec. Notes 7.63% due 06/01/2022*	1,370,000	1,366,712
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	895,000	937,512

		2,304,224

Resort/Theme Parks — 0.1%
Six Flags Entertainment Corp. Company Guar. Notes 4.88% due 07/31/2024*	330,000	332,020

Retail-Automobile — 0.2%
Sonic Automotive, Inc. Company Guar. Notes 6.13% due 03/15/2027*	800,000	796,000

Retail-Convenience Store — 0.3%
Cumberland Farms, Inc. Senior Notes 6.75% due 05/01/2025*	925,000	973,563

Retail-Drug Store — 0.4%
Rite Aid Corp. Company Guar. Notes 6.13% due 04/01/2023*	1,135,000	1,114,428
Rite Aid Corp. Company Guar. Notes 6.75% due 06/15/2021	395,000	405,665

		1,520,093

Retail-Perfume & Cosmetics — 0.1%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.63% due 12/01/2025	500,000	511,875

Retail-Pet Food & Supplies — 0.2%
PetSmart, Inc. Senior Sec. Notes 5.88% due 06/01/2025*	95,000	91,556
PetSmart, Inc. Senior Notes 7.13% due 03/15/2023*	860,000	765,400

		856,956

Retail-Propane Distribution — 0.4%
Ferrellgas LP/Ferrellgas Finance Corp. Company Guar. Notes 6.75% due 06/15/2023	585,000	545,512
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp. Senior Notes 8.63% due 06/15/2020*	570,000	538,650
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.50% due 06/01/2024	555,000	552,225

		1,636,387

Retail-Restaurants — 0.1%
Landry’s, Inc. Senior Notes 6.75% due 10/15/2024*	340,000	348,075

Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co. Company Guar. Notes 4.88% due 03/15/2027	550,000	558,250

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(1)(3)(4)(5)	550,000	0

Schools — 0.1%
Laureate Education, Inc. Company Guar. Notes 8.25% due 05/01/2025*	390,000	418,275

Security Services — 0.7%
ADT Corp. Senior Sec. Notes 6.25% due 10/15/2021	845,000	919,994
Altegrity, Inc. Senior Sec. Notes 9.50% due 07/01/2019*	865,000	916,900
Prime Security Services Borrower LLC/Prime Finance, Inc. Sec. Notes 9.25% due 05/15/2023*	785,000	853,028

		2,689,922

Soap & Cleaning Preparation — 0.2%
Kronos Acquisition Holdings, Inc. Company Guar. Notes 9.00% due 08/15/2023*	940,000	937,650

Steel-Producers — 0.3%
AK Steel Corp. Company Guar. Notes 7.00% due 03/15/2027	745,000	769,212
AK Steel Corp. Senior Sec. Notes 7.50% due 07/15/2023	495,000	534,600

		1,303,812

Telecom Services — 0.1%
Qwest Corp. Senior Notes 7.25% due 09/15/2025	415,000	460,848

Telecommunication Equipment — 0.2%
CommScope Technologies LLC Company Guar. Notes 5.00% due 03/15/2027*	770,000	768,075

Telephone-Integrated — 1.0%
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024	650,000	711,750
Frontier Communications Corp. Senior Notes 6.25% due 09/15/2021	495,000	441,787
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022	2,095,000	2,003,344
Level 3 Financing, Inc. Company Guar. Notes 5.25% due 03/15/2026	580,000	601,814

		3,758,695

Television — 0.1%
Sinclair Television Group, Inc. Company Guar. Notes 5.13% due 02/15/2027*	300,000	290,250

Theaters — 0.1%
AMC Entertainment Holdings, Inc. Company Guar. Notes 5.88% due 11/15/2026*	195,000	203,531

Total U.S. Corporate Bonds & Notes (cost $146,034,223)		148,034,279

FOREIGN CORPORATE BONDS & NOTES — 9.1%
Airlines — 0.3%
Latam Finance, Ltd. Company Guar. Notes 6.88% due 04/11/2024*	945,000	961,207

Auto/Truck Parts & Equipment-Original — 0.1%
Dana Financing Luxembourg SARL Company Guar. Notes 5.75% due 04/15/2025*	180,000	186,300
Dana Financing Luxembourg SARL Company Guar. Notes 6.50% due 06/01/2026*	185,000	196,909

		383,209

Building Products-Cement — 0.2%
Cemex SAB de CV Senior Sec. Notes 5.70% due 01/11/2025*	510,000	541,237
Cemex SAB de CV Senior Sec. Notes 7.75% due 04/16/2026*	200,000	228,750

		769,987

Cable/Satellite TV — 2.0%
Altice Financing SA Senior Sec. Notes 6.63% due 02/15/2023*	1,025,000	1,087,463
Altice Luxembourg SA Company Guar. Notes 7.63% due 02/15/2025*	1,390,000	1,523,787
Numericable-SFR SA Senior Sec. Notes 6.00% due 05/15/2022*	1,200,000	1,255,500
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	910,000	987,350
UPCB Finance IV, Ltd. Senior Sec. Notes 5.38% due 01/15/2025*	360,000	376,650
Virgin Media Finance PLC Company Guar. Notes 6.00% due 10/15/2024*	400,000	424,000
VTR Finance BV Senior Sec. Notes 6.88% due 01/15/2024*	1,030,000	1,091,800
Ziggo Secured Finance BV Senior Sec. Notes 5.50% due 01/15/2027*	750,000	765,938

		7,512,488

Casino Services — 0.3%
Gateway Casinos & Entertainment, Ltd. Sec. Notes 8.25% due 03/01/2024*	940,000	977,600

Chemicals-Diversified — 0.6%
INEOS Group Holdings SA Company Guar. Notes 5.63% due 08/01/2024*	955,000	984,844
NOVA Chemicals Corp. Senior Notes 4.88% due 06/01/2024*	510,000	508,087
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*	830,000	825,850

		2,318,781

Chemicals-Specialty — 0.1%
Alpha 3 BV/Alpha US Bidco, Inc. Company Guar. Notes 6.25% due 02/01/2025*	280,000	288,050
Venator Finance SARL/Venator Materials Corp. Senior Notes 5.75% due 07/15/2025*	275,000	277,750

		565,800

Containers-Metal/Glass — 0.5%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.00% due 06/30/2021*	365,000	377,775
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.00% due 02/15/2025*	1,320,000	1,386,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 7.25% due 05/15/2024*	260,000	284,375

		2,048,150

Diversified Manufacturing Operations — 0.2%
Bombardier, Inc. Senior Notes 8.75% due 12/01/2021*	850,000	943,500

Diversified Minerals — 0.2%
FMG Resources August 2006 Pty, Ltd. Senior Sec. Notes 9.75% due 03/01/2022*	410,000	466,888
Teck Resources, Ltd. Company Guar. Notes 8.50% due 06/01/2024*	240,000	277,200

		744,088

Food-Meat Products — 0.1%
MARB BondCo PLC Company Guar. Notes 7.00% due 03/15/2024*	400,000	386,500

Gambling (Non-Hotel) — 0.3%
International Game Technology PLC Senior Sec. Notes 6.25% due 02/15/2022*	900,000	983,250

Machinery-Farming — 0.2%
CNH Industrial NV Senior Notes 4.50% due 08/15/2023	750,000	796,875

Medical Products — 0.1%
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.63% due 10/15/2023*	465,000	424,313

Medical-Biomedical/Gene — 0.0%
Concordia International Corp. Senior Sec. Notes 9.00% due 04/01/2022*	245,000	185,588

Medical-Drugs — 0.4%
Capsugel SA Company Guar. Notes 7.00% due 05/15/2019*†(2)	573,000	573,000
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 6.13% due 04/15/2025*	815,000	689,694
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 6.50% due 03/15/2022*	85,000	89,144
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 6.75% due 08/15/2018*	127,000	127,317
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 7.00% due 03/15/2024*	185,000	194,481

		1,673,636

Metal-Aluminum — 0.3%
Rusal Capital DAC Company Guar. Notes 5.13% due 02/02/2022*	1,100,000	1,100,230

Metal-Diversified — 0.3%
Vedanta Resources PLC Senior Notes 6.38% due 07/30/2022*	405,000	406,296
Vedanta Resources PLC Senior Notes 8.25% due 06/07/2021*	800,000	872,216

		1,278,512

Metal-Iron — 0.4%
Vale Overseas, Ltd. Company Guar. Notes 5.88% due 06/10/2021	460,000	493,810
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	820,000	884,575

		1,378,385

Oil & Gas Drilling — 0.4%
Noble Holding International, Ltd. Company Guar. Notes 7.75% due 01/15/2024	995,000	787,294
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/2038	520,000	379,600
Transocean, Inc. Company Guar. Notes 9.00% due 07/15/2023*	300,000	311,250

		1,478,144

Oil Companies-Exploration & Production — 0.3%
Alberta Energy Co., Ltd. Senior Notes 8.13% due 09/15/2030	480,000	609,464
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*	725,000	659,750

		1,269,214

Oil Companies-Integrated — 0.3%
Petrobras Global Finance BV Company Guar. Notes 7.38% due 01/17/2027	355,000	375,590
Petrobras Global Finance BV Company Guar. Notes 8.38% due 05/23/2021	645,000	722,000

		1,097,590

Oil-Field Services — 0.2%
Weatherford International, Ltd. Company Guar. Notes 8.25% due 06/15/2023	485,000	485,000
Weatherford International, Ltd. Company Guar. Notes 9.88% due 02/15/2024*	140,000	146,300

		631,300

Paper & Related Products — 0.3%
Cascades, Inc. Company Guar. Notes 5.50% due 07/15/2022*	675,000	688,500
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*	530,000	541,925

		1,230,425

Satellite Telecom — 0.0%
Intelsat Jackson Holdings SA Senior Sec. Notes 8.00% due 02/15/2024*	175,000	188,563

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II SCA FRS Sub. Notes 6.26% due 01/15/2015†*(1)(3)(4)(5)	1,025,000	0

Steel-Producers — 0.4%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	745,000	834,400
BlueScope Steel Finance, Ltd./BlueScope Steel Finance USA LLC Company Guar. Notes 6.50% due 05/15/2021*	490,000	516,950

		1,351,350

Transport-Equipment & Leasing — 0.6%
Park Aerospace Holdings, Ltd. Company Guar. Notes 5.25% due 08/15/2022*	1,595,000	1,667,285
Park Aerospace Holdings, Ltd. Company Guar. Notes 5.50% due 02/15/2024*	520,000	543,140

		2,210,425

Total Foreign Corporate Bonds & Notes (cost $34,833,918)		34,889,110

LOANS(6)(7)(8) — 51.2%
Advertising Services — 0.4%
Advantage Sales & Marketing, Inc. FRS BTL-B2 4.42% due 07/25/2021	605,000	580,497
Advantage Sales & Marketing, Inc. FRS 1st Lien 4.55% due 07/25/2021	364,064	349,320
Advantage Sales & Marketing, Inc. FRS 2nd Lien 7.80% due 07/25/2022	758,000	723,890

		1,653,707

Aerospace/Defense-Equipment — 1.0%
Accudyne Industries Borrower SCA FRS BTL 4.23% due 12/13/2019	1,835,000	1,818,944
TransDigm, Inc. FRS BTL-F 4.23% due 06/09/2023	471,545	470,808
TransDigm, Inc. FRS BTL-D 4.23%-4.30% due 06/04/2021	1,458,647	1,457,735

		3,747,487

Auction Houses/Art Dealers — 0.2%
KAR Auction Services, Inc. FRS BTL-B5 3.81% due 03/09/2023	849,333	853,580

Auto-Heavy Duty Trucks — 0.3%
Navistar, Inc. FRS BTL-B 5.09% due 08/07/2020	1,017,254	1,027,003

Auto/Truck Parts & Equipment-Original — 1.1%
Accruride Corp. FRS BTL-B 8.30% due 10/21/2023	1,089,762	1,095,211
Cooper-Standard Automotive, Inc. FRS BTL-B1 3.55% due 11/02/2023	362,667	362,213
Federal-Mogul Holdings Corp. FRS BTL-C 4.81%-4.98% due 04/15/2021	2,071,675	2,076,855
TI Group Automotive Systems LLC FRS BTL-B 3.98% due 06/30/2022	696,593	696,157

		4,230,436

Bicycle Manufacturing — 0.4%
SRAM LLC FRS BTL-B 4.58%-6.75% due 03/15/2024	1,420,140	1,421,915

Bloodstock Services — 0.2%
NVA Holdings, Inc. FRS BTL-B2 4.80% due 08/14/2021	311,412	313,358
NVA Holdings, Inc. FRS 2nd Lien 8.30% due 08/14/2022	482,382	486,603

		799,961

Broadcast Services/Program — 1.4%
Nexstar Broadcasting, Inc. FRS BTL -B 4.24% due 01/17/2024	670,247	671,295
iHeartCommunications, Inc. FRS BTL-D-EXT 7.98% due 01/30/2019	1,555,000	1,264,215

Univision Communications, Inc. FRS BTL 3.98% due 03/15/2024	3,348,842	3,285,214

		5,220,724

Building & Construction Products-Misc. — 0.7%
CPG International, Inc. FRS BTL 5.05% due 05/04/2024	1,495,032	1,491,917
Summit Materials Co. I LLC FRS BTL-B 3.98% due 07/17/2022	1,031,940	1,039,680

		2,531,597

Building Products-Cement — 0.6%
Quikrete Holdings, Inc. FRS BTL-B 3.98% due 11/15/2023	2,144,225	2,139,162

Building-Residential/Commercial — 0.0%
TOUSA, Inc. Escrow Loans 12.25% due 08/15/2011†(1)(3)	2,037,810	0

Cable/Satellite TV — 0.5%
CSC Holdings LLC FRS BTL-B 3.46% due 07/17/2025	649,688	647,454
Radiate Holdco LLC FRS BTL 4.23% due 02/01/2024	929,099	915,937
Virgin Media Bristol LLC FRS BTL 3.91% due 01/31/2025	405,000	405,000

		1,968,391

Casino Hotels — 1.3%
Boyd Gaming Corp. FRS BTL-B 3.69% due 09/15/2023	327,870	328,163
Caesars Entertainment Corp. FRS BTL 1.50% due 03/31/2024(4)	905,000	901,794
Caesars Entertainment Operating Co., Inc. FRS BTL-B5 1.50% due 03/01/2022(4)	260,000	301,275
Caesars Entertainment Resort Properties LLC FRS BTL-B 4.54% due 10/11/2020	994,692	997,801
CBAC Borrower LLC FRS BTL-B 4.00% due 06/28/2024	710,000	706,450
CityCenter Holdings LLC FRS BTL-B 3.72% due 04/18/2024	1,315,000	1,316,408
Eldorado Resorts LLC FRS BTL-B 3.38% due 04/17/2024	483,788	479,857
Station Casinos LLC FRS BTL-B 3.71% due 06/08/2023	160,000	159,914

		5,191,662

Casino Services — 0.1%
Gateway Casinos & Entertainment, Ltd. FRS BTL-B1 5.05% due 02/22/2023	515,000	518,863

Chemicals-Diversified — 0.5%
Ineos US Finance LLC FRS BTL-B 3.98% due 03/31/2022	1,194,040	1,196,279
Ineos US Finance LLC FRS BTL-B 3.98% due 03/31/2024	313,425	314,307
New Arclin US Holding Corp. FRS 1st Lien 5.67% due 02/14/2024	430,000	434,300

		1,944,886

Chemicals-Specialty — 1.8%
Alpha 3 BV/Alpha US Bidco, Inc. FRS BTL-B1 4.30% due 01/31/2024	470,000	470,940
Duke Finance LLC FRS BTL 6.30% due 02/21/2024	384,038	388,838
Huntsman International LLC FRS BTL-B 4.12% due 04/01/2023	815,706	818,255
Kmg Chemicals, Inc. FRS BTL-B 5.41% due 06/15/2024	340,000	342,873
KRATON Polymers LLC FRS BTL-B 5.23% due 01/06/2022	623,944	629,434
MacDermid, Inc. FRS BTL-B5 4.73% due 06/07/2020	524,039	526,565
Omnova Solutions, Inc. FRS BTL-B 5.48% due 08/28/2023	1,566,165	1,577,911
PQ Corp. FRS BTL-B 5.48% due 11/04/2022	300,966	303,623
Royal Holdings, Inc. FRS 1st Lien 4.55% due 06/19/2022	685,124	689,235
Venator Materials Corp. FRS BTL-B 4.00% due 06/20/2024	1,010,000	1,012,525

		6,760,199

Coal — 0.5%
Blackhawk Mining LLC FRS 1st Lien 10.68% due 02/14/2022	805,531	724,978

Contura Energy, Inc. FRS BTL 6.23% due 03/18/2024	1,142,138	1,115,488

		1,840,466

Commercial Services — 2.0%
Brand Energy & Infrastructure Services Inc FRS 1st Lien 5.54% due 06/21/2024	1,495,000	1,488,272
Brickman Group, Ltd. FRS BTL-B 4.20%-4.22% due 12/18/2020	1,350,234	1,350,867
Brickman Group, Ltd. FRS 2nd Lien 7.71% due 12/18/2021	363,234	362,931
CPI Acquisition, Inc. FRS BTL-B 5.83% due 08/17/2022	2,470,685	2,149,496
PAE Holding Corp. FRS BTL-B 6.54% due 10/20/2022	556,974	559,759
ServiceMaster Co. LLC FRS BTL-B 3.73% due 11/08/2023	1,422,037	1,428,555
Vivid Seats, Ltd. FRS 1st Lien 5.00% due 06/30/2024	520,000	520,000

		7,859,880

Commercial Services & Supplies — 0.2%
Element Materials Tech Group FRS BTL-B 4.50% due 06/01/2024	755,000	760,172

Commercial Services-Finance — 0.7%
Nab Holdings LLC FRS BTL-B 4.50% due 07/01/2024	1,400,000	1,400,000
TransUnion LLC FRS BTL-B2 3.73% due 04/09/2023	1,357,589	1,365,346

		2,765,346

Computer Services — 0.7%
Harland Clarke Holdings Corp. FRS BTL-B6 6.80% due 02/09/2022	266,315	266,248
Harland Clarke Holdings Corp. FRS BTL-B5 7.30% due 12/31/2019	397,784	398,778
Presidio LLC FRS 1st Lien 4.40% due 02/02/2022	527,610	529,918
Science Applications International Corp. FRS BTL-B 3.69% due 05/04/2022	548,235	550,806
Tempo Acquisition LLC FRS BTL-B 4.06% due 05/01/2024	985,000	986,642

		2,732,392

Computer Software — 0.3%
Rackspace Hosting, Inc. FRS 1st Lien 4.17% due 11/03/2023	1,097,250	1,096,153

Computers-Integrated Systems — 0.3%
Cologix, Inc. FRS 2nd Lien 8.22% due 03/20/2025	110,000	110,642
Everi Payments, Inc. FRS BTL-B 5.68% due 05/09/2024	1,155,000	1,161,858

		1,272,500

Consumer Products-Misc. — 0.1%
Prestige Brands, Inc. FRS BTL-B4 3.98% due 01/26/2024	448,045	449,645

Containers-Metal/Glass — 0.9%
Anchor Glass Container Corp. FRS 1st Lien 4.34%-4.48% due 12/07/2023	589,040	591,838
Anchor Glass Container Corp. FRS 2nd Lien 8.81% due 12/07/2024	796,000	807,940
Berlin Packaging LLC FRS BTL-B 4.30%-4.55% due 10/01/2021	864,944	866,457
BWAY Corp. FRS BTL-B 4.33% due 04/03/2024	1,270,000	1,268,185

		3,534,420

Containers-Paper/Plastic — 0.9%
Klockner Pentaplast Of America FRS BTL-B 5.25% due 06/30/2022	1,970,000	1,947,837
Reynolds Group Holdings, Inc. FRS BTL-B 4.23% due 02/05/2023	1,447,197	1,449,775

		3,397,612

Cosmetics & Toiletries — 0.3%
Galleria Co. FRS BTL-B 4.13% due 09/29/2023	583,333	585,886
Revlon Consumer Products Corp. FRS BTL-B 4.25% due 09/07/2023	630,000	585,637

		1,171,523

Data Processing/Management — 0.7%
First Data Corp. FRS BTL 3.50% due 07/08/2022	596,441	595,363
First Data Corp. FRS BTL 3.72% due 04/26/2024	2,207,421	2,206,042

		2,801,405

Diagnostic Equipment — 0.6%
Immucor, Inc. FRS BTL-B 6.00% due 06/15/2021	110,000	110,825
Ortho-Clinical Diagnostics, Inc. FRS BTL-B 5.05% due 06/30/2021	2,046,086	2,034,022

		2,144,847

Diagnostic Kits — 0.3%
Alere, Inc. FRS BTL-B 4.48% due 06/18/2022	1,129,134	1,130,016

Dialysis Centers — 0.9%
American Renal Holdings, Inc. FRS BTL-B 4.54% due 06/14/2024	215,807	215,201
DaVita HealthCare Partners, Inc. FRS BTL-B 3.98% due 06/24/2021	1,458,647	1,465,158
U.S. Renal Care, Inc. FRS BTL 5.55% due 12/31/2022	1,729,023	1,675,855

		3,356,214

Disposable Medical Products — 0.2%
Sterigenics-Nordion Holdings LLC FRS BTL-B 4.15% due 05/15/2022	667,916	665,411

Distribution/Wholesale — 1.6%
American Builders & Contractors Supply Co., Inc. FRS BTL-B1 3.73% due 10/31/2023	2,027,243	2,030,904
HD Supply, Inc. FRS BTL-B 3.90% due 10/17/2023	677,878	680,560
HD Supply, Inc. FRS BTL-B 4.05% due 08/13/2021	680,675	681,739
Siteone Landscape Supply, Inc. FRS BTL-B 4.76% due 04/29/2022	690,848	695,166
Spin Holdco, Inc. FRS BTL-B 4.97% due 11/14/2022	1,172,783	1,166,186
Univar USA, Inc. FRS BTL-B2 3.98% due 07/01/2022	1,027,760	1,028,189

		6,282,744

Educational Software — 0.8%
Blackboard, Inc. FRS BTL-B4 6.16% due 06/18/2021	3,233,472	3,221,347

Electric-Generation — 0.6%
APLP Holdings LP FRS BTL 5.48% due 04/12/2023	1,192,248	1,194,236
Helix Gen Funding LLC FRS BTL-B 4.96% due 06/02/2024	76,657	77,108
TEX Operations Co. LLC FRS BTL-C 3.79% due 08/04/2023	179,082	177,156
TEX Operations Co. LLC FRS BTL-B 3.98% due 08/04/2023	779,755	771,373
Vistra Operations Co. LLC FRS BTL-B 4.46%-4.49% due 12/14/2023	228,850	228,850

		2,448,723

Electric-Integrated — 1.0%
Dayton Power & Light Co. FRS BTL-B 4.48% due 08/24/2022	153,230	155,624
Energy Future Intermediate Holding Co LLC FRS DIP 4.30% due 06/23/2018	2,340,000	2,346,826
Talen Energy Supply LLC FRS BTL-B1 5.23% due 07/06/2023	617,899	573,101
Talen Energy Supply LLC FRS BTL-B2 5.23% due 04/15/2024	747,750	692,915

		3,768,466

Enterprise Software/Service — 2.6%
Applied Systems, Inc. FRS BTL-B 7.80% due 01/23/2022	465,274	468,958
BMC Software Finance, Inc. FRS BTL 5.23% due 09/10/2022	1,486,668	1,488,786
Donnelley Financial Solutions, Inc. FRS BTL-B 5.08% due 09/27/2023	238,629	240,816
Infor US, Inc. FRS BTL-B6 4.05% due 02/01/2022	1,706,669	1,695,088
Kronos, Inc. FRS 1st Lien 4.68% due 11/01/2023	2,216,874	2,230,297

Kronos, Inc. FRS 2nd Lien 9.42% due 11/01/2024	440,000	454,942
Mitchell International, Inc. FRS BTL-B 4.67%-4.69% due 10/11/2020	865,410	868,655
Sophia LP FRS BTL-B 4.55% due 09/30/2022	822,771	820,126
Veritas Bermuda, Ltd. FRS BTL-B 5.80% due 01/27/2023	1,594,197	1,595,393

		9,863,061

Extended Service Contracts — 0.6%
Sedgwick Claims Management Services, Inc. FRS 1st Lien 3.98% due 02/28/2021	1,129,140	1,128,669
Sedgwick Claims Management Services, Inc. FRS BTL 4.55% due 02/28/2021	128,700	128,861
Sedgwick Claims Management Services, Inc. FRS 2nd Lien 6.98% due 02/28/2022	970,000	970,000

		2,227,530

Filtration/Separation Products — 0.1%
Filtration Group, Inc. FRS BTL-B 4.48% due 11/21/2020	404,874	407,321

Finance-Mortgage Loan/Banker — 0.7%
Walter Investment Management Corp. FRS BTL-B 4.98% due 12/18/2020	2,823,760	2,580,917

Financial Guarantee Insurance — 0.2%
VF Holdings Corp. FRS BTL-B1 4.55% due 06/17/2023	596,817	596,164

Food-Baking — 0.3%
Hostess Brands LLC FRS BTL-B 3.73% due 08/03/2022	1,052,578	1,056,306

Food-Confectionery — 0.1%
Amplify Snack Brands, Inc. FRS 1st Lien 6.57% due 09/02/2023	563,680	560,392

Food-Dairy Products — 0.3%
ASP MSG Acquisition Co., Inc. FRS BTL-B 5.30% due 08/16/2023	999,448	1,005,069
Chobani LLC FRS BTL-B 5.48% due 10/07/2023	235,902	237,082

		1,242,151

Food-Flour & Grain — 0.1%
Post Holdings, Inc. FRS BTL 3.47% due 05/24/2024	215,000	215,168

Food-Meat Products — 0.3%
JBS USA LLC FRS BTL-B 5.75% due 10/30/2022	1,012,463	983,354

Food-Misc./Diversified — 0.2%
Dole Food Co., Inc. FRS BTL-B 4.08%-4.30% due 04/06/2024	685,000	685,856

Food-Retail — 0.3%
Albertsons LLC FRS BTL-B4 3.98% due 08/25/2021	663,761	654,946
Albertsons LLC FRS BTL-B5 4.29% due 12/21/2022	465,491	459,891

		1,114,837

Gambling (Non-Hotel) — 0.5%
Greektown Holdings LLC FRS BTL 4.23% due 04/25/2024	519,091	518,929
Mohegan Tribal Gaming Authority FRS BTL-B 5.23% due 10/13/2023	845,750	852,305
Scientific Games International, Inc. FRS BTL-B3 5.08%-5.23% due 10/01/2021	563,182	568,412

		1,939,646

Hotels/Motels — 0.3%
Playa Resorts Holding BV FRS BTL-B 4.17% due 04/27/2024	1,290,000	1,289,355

Human Resources — 0.4%
CHG Healthcare Services, Inc. FRS 1st Lien 4.43% due 06/07/2023	209,410	211,013
Team Health, Inc. FRS 1st Lien 3.98% due 02/06/2024	1,155,169	1,147,083

		1,358,096

Investment Companies — 0.6%
TKC Holdings, Inc. FRS BTL 5.38% due 02/01/2023	1,610,963	1,605,928

UFC Holdings LLC FRS BTL-B 4.47% due 08/18/2023	827,947	829,869

		2,435,797

Investment Management/Advisor Services — 0.7%
AlixPartners LLP FRS BTL-B 4.30% due 04/04/2024	1,586,025	1,592,369
Focus Financial Partners LLC FRS 1st Lien 4.43% due 07/03/2024	145,000	146,027
Fortress Investment Group LLC FRS BTL-B 4.13% due 06/02/2022	840,000	844,550

		2,582,946

Machinery-General Industrial — 1.4%
Gardner Denver, Inc. FRS BTL 4.55% due 07/30/2020	1,625,795	1,629,047
Husky Injection Molding Systems, Ltd. FRS BTL-B 4.48% due 06/30/2021	1,559,420	1,566,438
Rexnord LLC FRS BTL-B 3.90%-4.04 due 08/21/2023	1,036,720	1,036,720
Zodiac Pool Solutions LLC FRS 1st Lien 5.30% due 12/20/2023	1,019,881	1,024,343

		5,256,548

Machinery-Pumps — 0.3%
NN, Inc. FRS BTL 4.98% due 04/03/2021	559,350	557,951
NN, Inc. FRS BTL-B 5.48% due 10/19/2022	720,584	718,783

		1,276,734

Medical Labs & Testing Services — 0.1%
Jaguar Holding Co. II FRS BTL 3.98%-4.05% due 08/18/2022	533,011	532,928

Medical Products — 0.5%
DJO Finance LLC FRS BTL-B 4.48% due 06/07/2020	1,138,481	1,124,819
Greatbatch, Ltd. FRS BTL-B 4.71% due 10/27/2022	629,053	630,468

		1,755,287

Medical-Drugs — 1.3%
Capsugel Holdings US, Inc. FRS BTL-B 4.23% due 07/31/2021	780,452	779,643
Endo Luxembourg Finance Co. I SARL FRS BTL-B 5.50% due 04/29/2024	775,000	780,207
HLF Financing SARL FRS BTL-B 6.73% due 02/15/2023	559,313	563,333
inVentiv Group Holdings, Inc. FRS BTL 4.95% due 11/09/2023	1,095,495	1,098,234
Valeant Pharmaceuticals International, Inc. FRS BTL-BF1 5.83% due 04/01/2022	1,669,295	1,691,181

		4,912,598

Medical-Generic Drugs — 0.3%
Amneal Pharmaceuticals LLC FRS BTL-B2 4.80% due 11/02/2019	1,037,746	1,042,935

Medical-HMO — 0.1%
MultiPlan, Inc. FRS BTL-B 4.30% due 06/07/2023	396,421	395,925

Medical-Hospitals — 2.2%
Acadia Healthcare Co., Inc. FRS BTL-B2 3.80% due 02/16/2023	608,077	611,877
Ardent Legacy Acquisitions, Inc. FRS BTL-B 6.80% due 07/31/2021	493,638	494,255
CHS/Community Health Systems, Inc. FRS BTL-H 4.04%-4.20% due 01/27/2021	1,494,705	1,491,876
Envision Healthcare Corp. FRS BTL-C 4.30% due 12/01/2023	1,781,685	1,787,030
IASIS Healthcare LLC FRS BTL-B3 5.30% due 02/16/2021	902,482	906,994
National Surgical Hospitals, Inc. FRS BTL-B 4.73% due 06/01/2022	288,120	288,210
Quorum Health Corp. FRS BTL 7.98% due 04/29/2022	555,473	556,306
Select Medical Corp. FRS BTL-B 4.65%-6.75% due 03/06/2024	957,600	963,985
Surgery Center Holdings, Inc. FRS BTL-1st Lien 4.83% due 11/03/2020	722,765	724,798
Surgery Center Holdings, Inc. FRS BTL-B 4.98% due 06/06/2024	735,000	736,378

		8,561,709

Medical-Outpatient/Home Medical — 0.1%
21st Century Oncology, Inc. FRS BTL-B 7.43% due 04/30/2022	362,115	342,199
National Mentor Holdings, Inc. FRS BTL-B 4.30% due 01/31/2021	138,423	138,899

		481,098

Miscellaneous Manufacturing — 0.3%
Gates Global LLC FRS BTL-B 4.55% due 04/01/2024	1,231,115	1,231,629

Motion Pictures & Services — 0.1%
Lions Gate Entertainment Corp. FRS BTL-B 4.23% due 12/08/2023	582,213	584,250

Non-Hazardous Waste Disposal — 0.4%
Casella Waste Systems, Inc. FRS BTL-B 3.96%-6.00% due 10/17/2023	689,535	691,690
Waste Industries USA, Inc. FRS BTL-B 4.05% due 02/27/2020	948,106	951,069

		1,642,759

Oil & Gas Drilling — 0.5%
Jonah Energy LLC FRS 2nd Lien 7.73% due 05/12/2021	400,000	384,000
Paragon Offshore Finance Co. FRS BTL-B 6.00% due 07/18/2021(4)	263,655	100,848
Seadrill Operating LP FRS BTL-B 4.30% due 02/21/2021	2,493,557	1,570,941

		2,055,789

Oil Companies-Exploration & Production — 0.8%
Chesapeake Energy Corp Term Loan FRS BTL 8.69% due 08/23/2021	181,000	192,539
Fieldwood Energy LLC FRS 1st Lien 8.30% due 08/31/2020	480,382	449,157
Fieldwood Energy LLC FRS 1st Lien 8.42% due 09/30/2020	128,766	101,081
Fieldwood Energy LLC FRS 2nd Lien 8.42% due 09/30/2020	211,234	117,235
Gavilan Resources LLC FRS 2nd Lien 7.08% due 03/01/2024	470,000	444,150
MEG Energy Corp. FRS BTL 4.68%-6.75% due 12/31/2023	1,152,746	1,119,605
Ultra Resources, Inc. FRS 1st Lien 4.12% due 04/12/2024	565,000	559,703

		2,983,470

Oil-Field Services — 0.4%
McJunkin Red Man Corp. FRS BTL-B 5.23% due 11/09/2019	1,400,132	1,408,299

Pharmacy Services — 0.5%
Change Healthcare Holdings LLC FRS BTL-B 3.98% due 03/01/2024	1,980,038	1,979,729

Physicians Practice Management — 0.1%
US Anesthesia Partners, Inc. FRS BTL-B 4.47% due 06/23/2024	515,000	515,000

Printing-Commercial — 0.3%
Fort Dearborn Co. FRS 1st Lien 5.08%-7.25% due 10/19/2023	1,146,878	1,154,046

Professional Sports — 0.5%
Delta 2 Luxembourg SARL FRS BTL-B3 4.50% due 02/01/2024	1,920,000	1,920,601

Publishing-Books — 0.2%
McGraw-Hill Global Education Holdings LLC FRS BTL 5.23% due 05/04/2022	871,200	857,261

Radio — 0.1%
CBS Radio, Inc. FRS BTL-B 4.72% due 10/17/2023	322,436	324,351

Real Estate Investment Trusts — 0.5%
GEO Group, Inc. FRS BTL-B 3.33% due 03/23/2024	693,263	691,529
MGM Growth Properties Operating Partnership LP FRS BTL-B 3.48% due 04/25/2023	597,438	597,886
Uniti Group, Inc. FRS BTL 4.23% due 10/24/2022	771,125	770,161

		2,059,576

Real Estate Management/Services — 0.7%
Capital Automotive LP FRS BTL-B 4.22%-7.22% due 03/24/2024	320,000	322,200
Capital Automotive LP FRS 2nd Lien 7.22% due 03/24/2025	910,000	920,617
DTZ US Borrower LLC FRS BTL-B 4.42%-4.55% due 11/04/2021	1,470,000	1,469,449

		2,712,266

Real Estate Operations & Development — 0.1%
Lightstone Generation LLC FRS BTL-B 5.72% due 01/30/2024	418,663	407,731
Lightstone Generation LLC FRS BTL-C 5.72% due 01/30/2024	26,087	25,406

		433,137

Retail-Arts & Crafts — 0.2%
Michaels Stores, Inc. FRS BTL-B1 3.84%-3.98% due 01/30/2023	849,588	847,161

Retail-Auto Parts — 0.3%
Harbor Freight Tools USA, Inc. FRS BTL 4.48% due 08/18/2023	1,103,431	1,102,511

Retail-Bedding — 0.3%
Serta Simmons Bedding LLC FRS 1st Lien 4.56%-4.68% due 11/08/2023	975,100	972,947

Retail-Building Products — 0.4%
84 Lumber Co. FRS BTL-B 6.97% due 10/25/2023	1,609,625	1,627,733

Retail-Drug Store — 0.1%
Rite Aid Corp. FRS BTL-2 5.11% due 06/21/2021	520,000	521,192

Retail-Floor Coverings — 0.1%
Floor & Decor Outlets of America, Inc. FRS BTL-B 4.73% due 09/30/2024	403,157	405,173

Retail-Major Department Stores — 0.1%
Neiman Marcus Group, LTD. LLC FRS BTL 4.34% due 10/25/2020	765,000	572,794

Retail-Misc./Diversified — 0.4%
Leslie’s Poolmart, Inc. FRS BTL-B 4.87% due 08/16/2023	897,631	899,501
PDC Brands FRS 1st Lien 5.75% due 06/30/2024	690,000	684,825

		1,584,326

Retail-Pet Food & Supplies — 0.1%
PetSmart, Inc. FRS BTL-B 4.22% due 03/10/2022	577,220	534,650

Retail-Sporting Goods — 1.0%
Bass Pro Group LLC FRS BTL 6.05% due 05/16/2018	2,110,000	2,115,275
Bass Pro Group LLC FRS BTL-B 6.30% due 12/16/2023	1,685,000	1,635,353

		3,750,628

Rubber/Plastic Products — 0.2%
U.S. Farathane, LLC FRS BTL-3 5.30% due 12/23/2021	704,025	709,306

Schools — 0.8%
Laureate Education, Inc. FRS BTL-B 5.73% due 04/26/2024	2,759,194	2,762,643
St George’s University Scholastic Services LLC FRS BTL 6.48% due 07/06/2022	210,031	210,556

		2,973,199

Security Services — 0.2%
Garda World Security Corp. FRS BTL-B 5.23% due 05/03/2024	496,749	498,612
Prime Security Services Borrower LLC FRS BTL-B1 3.97% due 05/02/2022	289,275	289,533

		788,145

Semiconductor Components-Integrated Circuits — 0.2%
Cypress Semiconductor Corp. FRS BTL-B 4.84% due 07/05/2021	866,250	873,830

Semiconductor Equipment — 0.1%
MKS Instruments, Inc. FRS BTL-B2 3.98% due 04/29/2023	216,152	216,760

Telecom Services — 1.4%
Digicel International Finance, Ltd. FRS BTL-B 4.94% due 05/10/2024	465,000	467,712
Securus Technologies Holdings, Inc. FRS BTL-B2 5.48% due 04/17/2020	957,543	954,750
Securus Technologies Holdings, Inc. FRS 1st Lien 5.50% due 08/25/2024	1,350,000	1,344,938
Securus Technologies Holdings, Inc. FRS 2nd Lien 9.25% due 06/15/2025	670,000	672,094
UPC Financing Partnership FRS BTL-AN 3.91% due 04/15/2025	1,780,000	1,780,890

		5,220,384

Telephone-Integrated — 0.3%
CenturyLink, Inc. FRS BTL-B 4.03% due 01/31/2025	1,175,000	1,161,571

Television — 0.2%
Mission Broadcasting, Inc. FRS BTL-B 4.24%-7.25% due 01/17/2024	66,060	66,163
Tribune Media Co. FRS BTL-B 4.23% due 12/27/2020	56,552	56,658
Tribune Media Co. FRS BTL-C 4.23% due 01/27/2024	704,840	709,026

		831,847

Theaters — 0.3%
CDS US Intermediate Holdings Inc. FRS BTL 5.30% due 07/08/2022	1,242,757	1,248,971

Tools-Hand Held — 0.3%
Apex Tool Group LLC FRS BTL-B 4.50% due 02/01/2020	1,105,960	1,073,702

Total Loans (cost $197,299,691)		196,942,507

FOREIGN GOVERNMENT OBLIGATIONS — 0.8%
Sovereign — 0.8%
Republic of Argentina Senior Notes 6.50% due 02/15/2023*	935,000	954,635
Republic of Argentina Senior Notes 6.88% due 01/26/2027	1,350,000	1,398,600
Republic of Argentina Senior Notes 7.13% due 07/06/2036	755,000	749,338

Total Foreign Government Obligations (cost $3,031,101)		3,102,573

COMMON STOCKS — 0.3%
Electric-Generation — 0.1%
Vistra Energy Corp.†	27,942	469,146
Vistra Energy Corp. CVR†(1)	27,942	28,417

		497,563

Multimedia — 0.0%
Haights Cross Communication, Inc.†(1)(3)	19,388	0

Oil Companies-Exploration & Production — 0.1%
Linn Energy, Inc.†	13,945	425,880

Television — 0.1%
ION Media Networks, Inc.†(1)(3)(9)	660	491,665

Total Common Stocks (cost $2,125,913)		1,415,108

PREFERRED SECURITIES — 0.3%
Diversified Banking Institutions — 0.3%
GMAC Capital Trust I FRS Series 2 6.97% (cost $1,191,987)	46,500	1,218,300

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.9%
Banks-Commercial — 0.2%
Macquarie Bank, Ltd. VRS 6.13% due 03/08/2027*(10)	675,000	690,188

Banks-Super Regional — 0.3%
KeyCorp. FRS 5.00% due 09/15/2026(10)	1,150,000	1,171,562

Diversified Banking Institutions — 0.2%
Citigroup, Inc. FRS Series T 6.25% due 08/15/2026(10)	845,000	937,422

Insurance-Multi-line — 0.2%
ING US, Inc. FRS 5.65% due 05/15/2053	600,000	637,500

Total Preferred Securities/Capital Securities (cost $3,301,952)		3,436,672

Total Long-Term Investment Securities (cost $389,578,424)		390,843,627

SHORT-TERM INVESTMENT SECURITIES — 4.8%
Registered Investment Companies — 4.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.91%(11) (cost $18,574,893)	18,574,893	18,574,893

TOTAL INVESTMENTS (cost $408,153,317)(12)	106.4%	409,418,520
Liabilities in excess of other assets	(6.4)	(24,508,995)

NET ASSETS	100.0%	$384,909,525

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At June 30, 2017, the aggregate value of these securities was $105,655,800 representing 27.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

†	Non-income producing security

(1)	Illiquid security. At June 30, 2017, the aggregate value of these securities was $524,252 representing 0.1% of net assets.

(2)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.

(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).

(4)	Company has filed for bankruptcy protection.

(5)	Security in default of interest and principal at maturity.

(6)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(7)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(8)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.

(9)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2017, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	12/21/2016	660	$6	$491,665	$744.95	0.13%

(10)	Perpetual maturity — maturity date reflects the next call date.

(11)	The rate shown is the 7-day yield as of June 30, 2017.

(12)	See Note 2 for cost of investments on a tax basis.

BTL	— Bank Term Loan

CVR	— Contingent Value Rights

DIP	— Debtor-in-possession

FRS	— Floating Rate Security

VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at June 30, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Asset Backed Securities	$—	$1,805,078	$—	$1,805,078
U.S. Corporate Bonds & Notes:
Oil Companies - Exploration & Production	—	11,041,211	0	11,041,211
Rubber/Plastic Products	—	—	0	0
Other Industries	—	136,993,068	—	136,993,068
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Other Industries	—	34,889,110	—	34,889,110
Loans:
Building-Residential/Commercial	—	—	0	0
Oil & Gas Drilling	—	1,954,941	100,848	2,055,789
Other Industries	—	194,886,718	—	194,886,718
Foreign Government Obiligations	—	3,102,573	—	3,102,573
Common Stocks:
Electric-Generation	469,146	28,417	—	497,563
Multimedia	—	—	0	0
Television	—	—	491,665	491,665
Other Industries	425,880	—	—	425,880
Preferred Securities	1,218,300	—	—	1,218,300
Preferred Securities/Capital Securities	—	3,436,672	—	3,436,672
Short-Term Investment Securities	18,574,893	—	—	18,574,893

Total Investments at Value	$20,688,219	$388,137,788	$592,513	$409,418,520

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

Notes to Financial Statements

Note 1. Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (“the Board”), etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Fund’s asset and liabilities classified in the fair value hierarchy as of June 30, 2017 is reported on a schedule following each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the

Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Forward Foreign Currency Contracts: During the period, the Strategic Bond Fund used forward contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund’s Portfolio of Investments.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements.

The following tables represent the value of derivatives held as of June 30, 2017, by their primary underlying risk exposure. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of June 30, 2017, please refer to each Fund’s Portfolio of Investments.

	Asset Derivatives	Liability Derivatives
	Foreign Exchange Contracts	Foreign Exchange Contracts
Fund	Foreign Forward Exchange Contracts(1)	Foreign Forward Exchange Contracts(1)
AIG Strategic Bond	$19,462	$(836,337)

(1)	Reported as unrealized appreciation (depreciation) on the Portfolio of Investments.

Note 2. Federal Income Taxes

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short term securities and repurchase agreements, were as follows:

Fund	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Unrealized Gain/(Loss) Net	Cost of Investments
AIG U.S. Government Securites	$5,719,094	$(1,767,271)	$3,951,823	$161,107,655
AIG Strategic Bond	10,286,448	(7,793,523)	2,492,925	363,118,341
AIG Flexible Credit Bond	8,454,343	(7,681,545)	772,798	408,617,590

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Income Funds

By:	/s/ John T. Genoy
John T. Genoy
President

Date: August 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: August 28, 2017

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: August 28, 2017